united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered
management investment companies

Investment Company Act file number	811-22638

Arrow Investments Trust

(Exact name of registrant as specified in charter)

6100 Chevy Chase Drive Suite 100, Laurel MD	20707
(Address of principal executive offices)	(Zip code)

Corporation Service Company
251 Little Falls Drive
Wilmington, Delaware 19808

(Name and address of agent for service)

Registrant’s telephone number, including area code:	301-260-0162

Date of fiscal year end:	7/31

Date of reporting period:	7/31/25

Item 1. Reports to Stockholders.

(a)

Arrow DWA Tactical: Balanced Fund

Class A Shares (DWAFX)

Annual Shareholder Report - July 31, 2025

Fund Overview

This annual shareholder report contains important information about Arrow DWA Tactical: Balanced Fund for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at www.ArrowFunds.com. You can also request this information by contacting us at 1-877-277-6933.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$200	1.98%

How did the Fund perform during the reporting period?

Arrow DWA Tactical: Balanced Fund ("Fund") allows investors to gain exposure to sophisticated asset allocation strategies similar to those used by institutions and endowments. The Fund stays responsive to market conditions through a relative strength-based allocation process across a diverse array of market segments primarily through a combination of exchange traded products (“ETP”) and individual equities based on the DWA Balanced investment model. The Fund also provides exposure to managed futures using derivatives, such as swap agreements, with an additional expense that will reduce the overall performance. The Fund may also use derivatives and futures to gain exposure to some markets, such as commodities and currencies. This is done when trading efficiency and cost benefits to the Fund would have the potential for a net positive impact on overall performance by reducing acquired fund fees from holding an ETP. As conditions change, the tactical nature of the Fund allows it to seek new market leadership. The Fund’s net assets were more than $26 million at the end of July 2025. For the one-year period through July 2025, four of the Fund’s five models had positive performances. The Style Rotation Model was up 12.6%, the Sector Rotation Model was up 8.53%, the International Equity Rotation Model was up 10.24% and the Fixed Income Rotation Model was up 0.44%. The Alternative Rotation Model was the only model with negative performance, down -2.25%.

Factors that affected the Fund’s performance during the period included:

• Equity markets advanced during the period, led by large-cap growth and technology companies, particularly those associated with Artificial Intelligence, while small-cap and value stocks generally lagged.

• Credit markets experienced intermittent pressure, with spreads widening between February and April 2025 before resuming a downward trend and finishing the period near their lows.

• The 10-year U.S. Treasury yield rose sharply from October through February, reaching above 4.75%, before retreating and stabilizing around 4.30–4.40% by July.

• The Fed cut rates three times as inflation moderated, but core prices in essentials like food and housing remained sticky, keeping pressure on consumers.

• Commodity markets experienced volatility, with gold reaching record highs during the period and oil prices whipsawed by geopolitical developments and shifting supply-demand conditions.

• International equities showed signs of relative strength versus U.S. markets, particularly in Q1 2025, supported by policy actions and a weakening U.S. dollar (which has trended lower through 2025).

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Arrow DWA Tactical: Balanced Fund
Morningstar Global Flexible Allocation EW Index
$16,000
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
$15,606
$13,537
Jul-2015
Jul-2016
Jul-2017
Jul-2018
Jul-2019
Jul-2020
Jul-2021
Jul-2022
Jul-2023
Jul-2024
Jul-2025

	Arrow DWA Tactical: Balanced Fund	Morningstar Global Flexible Allocation EW Index
Jul-2015	$9,424	$10,000
Jul-2016	$9,436	$9,881
Jul-2017	$9,546	$10,740
Jul-2018	$10,088	$11,364
Jul-2019	$10,211	$11,492
Jul-2020	$11,306	$11,701
Jul-2021	$12,980	$13,865
Jul-2022	$12,232	$12,582
Jul-2023	$12,400	$13,236
Jul-2024	$13,223	$14,304
Jul-2025	$13,537	$15,606

Average Annual Total Returns

	1 Year	5 Years	10 Years
Arrow DWA Tactical: Balanced Fund
Without Load	2.37%	3.67%	3.69%
With Load	-3.52%	2.44%	3.07%
Morningstar Global Flexible Allocation EW Index	9.10%	5.93%	4.55%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

The Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, "Morningstar Entities"). The Morningstar Entities make no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in equities generally or in the Fund in particular or the ability of The Morningstar Global Flexible Allocation EW Index to track general equity market performance. THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE MORNINGSTAR GLOBAL FLEXIBLE ALLOCATION INDEX OR ANY DATA INCLUDED THERIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THERIN.

Fund Statistics

  Net Assets$26,423,912
  Number of Portfolio Holdings124
  Advisory Fee (net of waivers)$253,764
  Portfolio Turnover106%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	28.8%
Exchange-Traded Funds	60.4%
Money Market Funds	3.8%
Purchased Options	5.9%
Reit	1.1%

What did the Fund invest in?

Sector Weighting (% of net assets)

Equity 31.4%
Fixed Income 25.3%
Industrials 7.4%
Equity Option 5.7%
Consumer Discretionary 4.8%
Money Market Funds 3.7%
Financials 3.4%
Consumer Staples 3.4%
Technology 3.1%
Communications 2.2%
Mixed Allocation 1.2%
Materials 1.1%
Health Care 1.1%
Real Estate 1.1%
Utilities 1.1%
Energy 0.1%
Other Assets in Excess of Liabilities 3.9%

Value	Value
Other Assets in Excess of Liabilities	3.9%
Energy	0.1%
Utilities	1.1%
Real Estate	1.1%
Health Care	1.1%
Materials	1.1%
Mixed Allocation	1.2%
Communications	2.2%
Technology	3.1%
Consumer Staples	3.4%
Financials	3.4%
Money Market Funds	3.7%
Consumer Discretionary	4.8%
Equity Option	5.7%
Industrials	7.4%
Fixed Income	25.3%
Equity	31.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares 1-3 Year Treasury Bond ETF	7.4%
iShares Select U.S. REIT ETF	5.2%
iShares iBoxx $ Investment Grade Corporate Bond ETF	4.9%
iShares TIPS Bond ETF	4.8%
Vanguard Growth ETF	4.7%
SPDR Bloomberg Convertible Securities ETF	4.2%
iShares iBoxx $ High Yield Corporate Bond ETF	4.0%
First American Government Obligations Fund, Class X	3.7%
Galaxy Plus Commodity Call Option	3.4%
Invesco S&P MidCap 400 Pure Growth ETF	3.4%

Material Fund Changes

No material changes occurred during the year ended July 31, 2025.

Arrow DWA Tactical: Balanced Fund - Class A Shares (DWAFX)

Annual Shareholder Report - July 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website  www.ArrowFunds.com , including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 073125-DWAFX

Arrow DWA Tactical: Balanced Fund

Class C Shares (DWATX)

Annual Shareholder Report - July 31, 2025

Fund Overview

This annual shareholder report contains important information about Arrow DWA Tactical: Balanced Fund for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at www.ArrowFunds.com. You can also request this information by contacting us at 1-877-277-6933.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$275	2.73%

How did the Fund perform during the reporting period?

Arrow DWA Tactical: Balanced Fund ("Fund") allows investors to gain exposure to sophisticated asset allocation strategies similar to those used by institutions and endowments. The Fund stays responsive to market conditions through a relative strength-based allocation process across a diverse array of market segments primarily through a combination of exchange traded products (“ETP”) and individual equities based on the DWA Balanced investment model. The Fund also provides exposure to managed futures using derivatives, such as swap agreements, with an additional expense that will reduce the overall performance. The Fund may also use derivatives and futures to gain exposure to some markets, such as commodities and currencies. This is done when trading efficiency and cost benefits to the Fund would have the potential for a net positive impact on overall performance by reducing acquired fund fees from holding an ETP. As conditions change, the tactical nature of the Fund allows it to seek new market leadership. The Fund’s net assets were more than $26 million at the end of July 2025. For the one-year period through July 2025, four of the Fund’s five models had positive performances. The Style Rotation Model was up 12.6%, the Sector Rotation Model was up 8.53%, the International Equity Rotation Model was up 10.24% and the Fixed Income Rotation Model was up 0.44%. The Alternative Rotation Model was the only model with negative performance, down -2.25%.

Factors that affected the Fund’s performance during the period included:

• Equity markets advanced during the period, led by large-cap growth and technology companies, particularly those associated with Artificial Intelligence, while small-cap and value stocks generally lagged.

• Credit markets experienced intermittent pressure, with spreads widening between February and April 2025 before resuming a downward trend and finishing the period near their lows.

• The 10-year U.S. Treasury yield rose sharply from October through February, reaching above 4.75%, before retreating and stabilizing around 4.30–4.40% by July.

• The Fed cut rates three times as inflation moderated, but core prices in essentials like food and housing remained sticky, keeping pressure on consumers.

• Commodity markets experienced volatility, with gold reaching record highs during the period and oil prices whipsawed by geopolitical developments and shifting supply-demand conditions.

• International equities showed signs of relative strength versus U.S. markets, particularly in Q1 2025, supported by policy actions and a weakening U.S. dollar (which has trended lower through 2025).

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Arrow DWA Tactical: Balanced Fund
Morningstar Global Flexible Allocation EW Index
$16,000
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
$15,606
$13,329
Jul-2015
Jul-2016
Jul-2017
Jul-2018
Jul-2019
Jul-2020
Jul-2021
Jul-2022
Jul-2023
Jul-2024
Jul-2025

	Arrow DWA Tactical: Balanced Fund	Morningstar Global Flexible Allocation EW Index
Jul-2015	$10,000	$10,000
Jul-2016	$9,933	$9,881
Jul-2017	$9,974	$10,740
Jul-2018	$10,467	$11,364
Jul-2019	$10,513	$11,492
Jul-2020	$11,550	$11,701
Jul-2021	$13,172	$13,865
Jul-2022	$12,321	$12,582
Jul-2023	$12,394	$13,236
Jul-2024	$13,114	$14,304
Jul-2025	$13,329	$15,606

Average Annual Total Returns

	1 Year	5 Years	10 Years
Arrow DWA Tactical: Balanced Fund	1.64%	2.91%	2.92%
Morningstar Global Flexible Allocation EW Index	9.10%	5.93%	4.55%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

The Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, "Morningstar Entities"). The Morningstar Entities make no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in equities generally or in the Fund in particular or the ability of The Morningstar Global Flexible Allocation EW Index to track general equity market performance. THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE MORNINGSTAR GLOBAL FLEXIBLE ALLOCATION INDEX OR ANY DATA INCLUDED THERIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THERIN.

Fund Statistics

  Net Assets$26,423,912
  Number of Portfolio Holdings124
  Advisory Fee (net of waivers)$253,764
  Portfolio Turnover106%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	28.8%
Exchange-Traded Funds	60.4%
Money Market Funds	3.8%
Purchased Options	5.9%
Reit	1.1%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	3.9%
Energy	0.1%
Utilities	1.1%
Real Estate	1.1%
Health Care	1.1%
Materials	1.1%
Mixed Allocation	1.2%
Communications	2.2%
Technology	3.1%
Consumer Staples	3.4%
Financials	3.4%
Money Market Funds	3.7%
Consumer Discretionary	4.8%
Equity Option	5.7%
Industrials	7.4%
Fixed Income	25.3%
Equity	31.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares 1-3 Year Treasury Bond ETF	7.4%
iShares Select U.S. REIT ETF	5.2%
iShares iBoxx $ Investment Grade Corporate Bond ETF	4.9%
iShares TIPS Bond ETF	4.8%
Vanguard Growth ETF	4.7%
SPDR Bloomberg Convertible Securities ETF	4.2%
iShares iBoxx $ High Yield Corporate Bond ETF	4.0%
First American Government Obligations Fund, Class X	3.7%
Galaxy Plus Commodity Call Option	3.4%
Invesco S&P MidCap 400 Pure Growth ETF	3.4%

Material Fund Changes

No material changes occurred during the year ended July 31, 2025.

Arrow DWA Tactical: Balanced Fund - Class C Shares (DWATX)

Annual Shareholder Report - July 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website  www.ArrowFunds.com , including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 073125-DWATX

Arrow DWA Tactical: Balanced Fund

Institutional Class Shares (DWANX)

Annual Shareholder Report - July 31, 2025

Fund Overview

This annual shareholder report contains important information about Arrow DWA Tactical: Balanced Fund for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at www.ArrowFunds.com. You can also request this information by contacting us at 1-877-277-6933.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class Shares	$175	1.73%

How did the Fund perform during the reporting period?

Arrow DWA Tactical: Balanced Fund ("Fund") allows investors to gain exposure to sophisticated asset allocation strategies similar to those used by institutions and endowments. The Fund stays responsive to market conditions through a relative strength-based allocation process across a diverse array of market segments primarily through a combination of exchange traded products (“ETP”) and individual equities based on the DWA Balanced investment model. The Fund also provides exposure to managed futures using derivatives, such as swap agreements, with an additional expense that will reduce the overall performance. The Fund may also use derivatives and futures to gain exposure to some markets, such as commodities and currencies. This is done when trading efficiency and cost benefits to the Fund would have the potential for a net positive impact on overall performance by reducing acquired fund fees from holding an ETP. As conditions change, the tactical nature of the Fund allows it to seek new market leadership. The Fund’s net assets were more than $26 million at the end of July 2025. For the one-year period through July 2025, four of the Fund’s five models had positive performances. The Style Rotation Model was up 12.6%, the Sector Rotation Model was up 8.53%, the International Equity Rotation Model was up 10.24% and the Fixed Income Rotation Model was up 0.44%. The Alternative Rotation Model was the only model with negative performance, down -2.25%.

Factors that affected the Fund’s performance during the period included:

• Equity markets advanced during the period, led by large-cap growth and technology companies, particularly those associated with Artificial Intelligence, while small-cap and value stocks generally lagged.

• Credit markets experienced intermittent pressure, with spreads widening between February and April 2025 before resuming a downward trend and finishing the period near their lows.

• The 10-year U.S. Treasury yield rose sharply from October through February, reaching above 4.75%, before retreating and stabilizing around 4.30–4.40% by July.

• The Fed cut rates three times as inflation moderated, but core prices in essentials like food and housing remained sticky, keeping pressure on consumers.

• Commodity markets experienced volatility, with gold reaching record highs during the period and oil prices whipsawed by geopolitical developments and shifting supply-demand conditions.

• International equities showed signs of relative strength versus U.S. markets, particularly in Q1 2025, supported by policy actions and a weakening U.S. dollar (which has trended lower through 2025).

How has the Fund performed over the last ten years?

Total Return Based on $1,000,000 Investment

Arrow DWA Tactical: Balanced Fund
Morningstar Global Flexible Allocation EW Index
$1,600,000
$1,500,000
$1,400,000
$1,300,000
$1,200,000
$1,100,000
$1,000,000
$900,000
$1,560,618
$1,473,833
Jul-2015
Jul-2016
Jul-2017
Jul-2018
Jul-2019
Jul-2020
Jul-2021
Jul-2022
Jul-2023
Jul-2024
Jul-2025

	Arrow DWA Tactical: Balanced Fund	Morningstar Global Flexible Allocation EW Index
Jul-2015	$1,000,000	$1,000,000
Jul-2016	$1,003,464	$988,066
Jul-2017	$1,018,152	$1,074,044
Jul-2018	$1,078,643	$1,136,425
Jul-2019	$1,094,226	$1,149,173
Jul-2020	$1,214,777	$1,170,057
Jul-2021	$1,398,704	$1,386,493
Jul-2022	$1,321,876	$1,258,205
Jul-2023	$1,343,441	$1,323,569
Jul-2024	$1,435,449	$1,430,431
Jul-2025	$1,473,833	$1,560,618

Average Annual Total Returns

	1 Year	5 Years	10 Years
Arrow DWA Tactical: Balanced Fund	2.67%	3.94%	3.95%
Morningstar Global Flexible Allocation EW Index	9.10%	5.93%	4.55%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

The Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, "Morningstar Entities"). The Morningstar Entities make no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in equities generally or in the Fund in particular or the ability of The Morningstar Global Flexible Allocation EW Index to track general equity market performance. THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE MORNINGSTAR GLOBAL FLEXIBLE ALLOCATION INDEX OR ANY DATA INCLUDED THERIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THERIN.

Fund Statistics

  Net Assets$26,423,912
  Number of Portfolio Holdings124
  Advisory Fee (net of waivers)$253,764
  Portfolio Turnover106%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	28.8%
Exchange-Traded Funds	60.4%
Money Market Funds	3.8%
Purchased Options	5.9%
Reit	1.1%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	3.9%
Energy	0.1%
Utilities	1.1%
Real Estate	1.1%
Health Care	1.1%
Materials	1.1%
Mixed Allocation	1.2%
Communications	2.2%
Technology	3.1%
Consumer Staples	3.4%
Financials	3.4%
Money Market Funds	3.7%
Consumer Discretionary	4.8%
Equity Option	5.7%
Industrials	7.4%
Fixed Income	25.3%
Equity	31.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares 1-3 Year Treasury Bond ETF	7.4%
iShares Select U.S. REIT ETF	5.2%
iShares iBoxx $ Investment Grade Corporate Bond ETF	4.9%
iShares TIPS Bond ETF	4.8%
Vanguard Growth ETF	4.7%
SPDR Bloomberg Convertible Securities ETF	4.2%
iShares iBoxx $ High Yield Corporate Bond ETF	4.0%
First American Government Obligations Fund, Class X	3.7%
Galaxy Plus Commodity Call Option	3.4%
Invesco S&P MidCap 400 Pure Growth ETF	3.4%

Material Fund Changes

No material changes occurred during the year ended July 31, 2025.

Arrow DWA Tactical: Balanced Fund - Institutional Class Shares (DWANX)

Annual Shareholder Report - July 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website  www.ArrowFunds.com , including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 073125-DWANX

Arrow DWA Tactical: Macro Fund

Class A Shares (DWTFX)

Annual Shareholder Report - July 31, 2025

Fund Overview

This annual shareholder report contains important information about Arrow DWA Tactical: Macro Fund for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at www.ArrowFunds.com. You can also request this information by contacting us at 1-877-277-6933.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$189	1.79%

How did the Fund perform during the reporting period?

Arrow DWA Tactical: Macro Fund ("Fund") stays responsive to market conditions through a relative strength-based allocation process across a concentrated portfolio primarily consisting of exchange traded products based on the DWA Global Macro investment model. The Fund may also use derivatives and futures to gain exposure to some markets, such as commodities and currencies. This is done when trading efficiency and cost benefits to the Fund would have the potential for a net positive impact on overall performance by reducing acquired fund fees from holding an ETP. The Arrow DWA Tactical Macro Fund’s net assets were at approximately $40 million at the end of July 2025. Choppy markets and frequent changes in market leadership tend to hinder relative strength-based strategies, particularly those with concentrated holdings exposure. All six of the Fund’s deployed strategies had positive performance for the period. The Commodity Rotation Strategy was up 32.87% on the strength of Gold and Silver. The Global Equity Strategy was up 17.04%, the U.S. Sector Rotation Strategy was up 15.29%, the U.S. Style Rotation Strategy was up 13.15%, The Global Alpha strategy was up 9.33%, and the Global Dividend Strategy was up 7.33%.

Factors that affected the Fund’s performance during the period included:

• Equity markets advanced during the period, led by large-cap growth and technology companies, particularly those associated with Artificial Intelligence, while small-cap and value stocks generally lagged.

• Credit markets experienced intermittent pressure, with spreads widening between February and April 2025 before resuming a downward trend and finishing the period near their lows.

• The 10-year U.S. Treasury yield rose sharply from October through February, reaching above 4.75%, before retreating and stabilizing around 4.30–4.40% by July.

• The Fed cut rates three times as inflation moderated, but core prices in essentials like food and housing remained sticky, keeping pressure on consumers.

• Commodity markets experienced volatility, with gold reaching record highs during the period and oil prices whipsawed by geopolitical developments and shifting supply-demand conditions.

• International equities showed signs of relative strength versus U.S. markets, particularly in Q1 2025, supported by policy actions and a weakening U.S. dollar (which has trended lower through 2025).

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Arrow DWA Tactical: Macro Fund
Barclay Global Macro Index
Wilshire Liquid Alternative Global Macro Index
$20,000
$15,000
$10,000
$5,000
$0
$16,624
$16,016
$10,998
Jul-2015
Jul-2016
Jul-2017
Jul-2018
Jul-2019
Jul-2020
Jul-2021
Jul-2022
Jul-2023
Jul-2024
Jul-2025

	Arrow DWA Tactical: Macro Fund	Barclay Global Macro Index	Wilshire Liquid Alternative Global Macro Index
Jul-2015	$9,426	$10,000	$10,000
Jul-2016	$9,466	$9,841	$9,828
Jul-2017	$10,027	$10,133	$9,500
Jul-2018	$11,052	$10,297	$9,491
Jul-2019	$10,618	$10,561	$9,760
Jul-2020	$10,833	$11,068	$9,816
Jul-2021	$12,942	$12,444	$10,516
Jul-2022	$14,349	$13,376	$11,162
Jul-2023	$14,149	$13,680	$11,194
Jul-2024	$14,942	$14,952	$11,577
Jul-2025	$16,624	$16,016	$10,998

Average Annual Total Returns

	1 Year	5 Years	10 Years
Arrow DWA Tactical: Macro Fund
Without Load	11.26%	8.94%	5.84%
With Load	4.84%	7.66%	5.21%
Barclay Global Macro Index	7.11%	7.67%	4.82%
Wilshire Liquid Alternative Global Macro Index	-5.00%	2.30%	0.96%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$39,948,697
  Number of Portfolio Holdings8
  Advisory Fee $361,987
  Portfolio Turnover58%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	78.4%
Money Market Funds	21.6%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	9.0%
Mixed Allocation	10.2%
Money Market	19.6%
Equity	61.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
First American Government Obligations Fund, Class X	19.6%
Industrial Select Sector SPDR Fund	12.0%
iShares Europe ETF	10.4%
Arrow Dow Jones Global Yield ETF	10.3%
iShares MSCI USA Momentum Factor ETF	10.2%
iShares MSCI Eurozone ETF	9.8%
Invesco S&P 500 Low Volatility ETF	9.4%
Financial Select Sector SPDR ETF	9.3%

Material Fund Changes

No material changes occurred during the year ended July 31, 2025.

Arrow DWA Tactical: Macro Fund - Class A Shares  (DWTFX)

Annual Shareholder Report - July 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website  www.ArrowFunds.com , including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 073125-DWTFX

Arrow DWA Tactical: Macro Fund

Class C Shares (DWTTX)

Annual Shareholder Report - July 31, 2025

Fund Overview

This annual shareholder report contains important information about Arrow DWA Tactical: Macro Fund for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at www.ArrowFunds.com. You can also request this information by contacting us at 1-877-277-6933.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$267	2.54%

How did the Fund perform during the reporting period?

Arrow DWA Tactical: Macro Fund ("Fund") stays responsive to market conditions through a relative strength-based allocation process across a concentrated portfolio primarily consisting of exchange traded products based on the DWA Global Macro investment model. The Fund may also use derivatives and futures to gain exposure to some markets, such as commodities and currencies. This is done when trading efficiency and cost benefits to the Fund would have the potential for a net positive impact on overall performance by reducing acquired fund fees from holding an ETP. The Arrow DWA Tactical Macro Fund’s net assets were at approximately $40 million at the end of July 2025. Choppy markets and frequent changes in market leadership tend to hinder relative strength-based strategies, particularly those with concentrated holdings exposure. All six of the Fund’s deployed strategies had positive performance for the period. The Commodity Rotation Strategy was up 32.87% on the strength of Gold and Silver. The Global Equity Strategy was up 17.04%, the U.S. Sector Rotation Strategy was up 15.29%, the U.S. Style Rotation Strategy was up 13.15%, The Global Alpha strategy was up 9.33%, and the Global Dividend Strategy was up 7.33%.

Factors that affected the Fund’s performance during the period included:

• Equity markets advanced during the period, led by large-cap growth and technology companies, particularly those associated with Artificial Intelligence, while small-cap and value stocks generally lagged.

• Credit markets experienced intermittent pressure, with spreads widening between February and April 2025 before resuming a downward trend and finishing the period near their lows.

• The 10-year U.S. Treasury yield rose sharply from October through February, reaching above 4.75%, before retreating and stabilizing around 4.30–4.40% by July.

• The Fed cut rates three times as inflation moderated, but core prices in essentials like food and housing remained sticky, keeping pressure on consumers.

• Commodity markets experienced volatility, with gold reaching record highs during the period and oil prices whipsawed by geopolitical developments and shifting supply-demand conditions.

• International equities showed signs of relative strength versus U.S. markets, particularly in Q1 2025, supported by policy actions and a weakening U.S. dollar (which has trended lower through 2025).

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Arrow DWA Tactical: Macro Fund
Barclay Global Macro Index
Wilshire Liquid Alternative Global Macro Index
$20,000
$15,000
$10,000
$5,000
$0
$16,332
$16,016
$10,998
Jul-2015
Jul-2016
Jul-2017
Jul-2018
Jul-2019
Jul-2020
Jul-2021
Jul-2022
Jul-2023
Jul-2024
Jul-2025

	Arrow DWA Tactical: Macro Fund	Barclay Global Macro Index	Wilshire Liquid Alternative Global Macro Index
Jul-2015	$10,000	$10,000	$10,000
Jul-2016	$9,966	$9,841	$9,828
Jul-2017	$10,478	$10,133	$9,500
Jul-2018	$11,470	$10,297	$9,491
Jul-2019	$10,930	$10,561	$9,760
Jul-2020	$11,065	$11,068	$9,816
Jul-2021	$13,113	$12,444	$10,516
Jul-2022	$14,425	$13,376	$11,162
Jul-2023	$14,118	$13,680	$11,194
Jul-2024	$14,781	$14,952	$11,577
Jul-2025	$16,332	$16,016	$10,998

Average Annual Total Returns

	1 Year	5 Years	10 Years
Arrow DWA Tactical: Macro Fund	10.49%	8.10%	5.03%
Barclay Global Macro Index	7.11%	7.67%	4.82%
Wilshire Liquid Alternative Global Macro Index	-5.00%	2.30%	0.96%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$39,948,697
  Number of Portfolio Holdings8
  Advisory Fee $361,987
  Portfolio Turnover58%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	78.4%
Money Market Funds	21.6%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	9.0%
Mixed Allocation	10.2%
Money Market	19.6%
Equity	61.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
First American Government Obligations Fund, Class X	19.6%
Industrial Select Sector SPDR Fund	12.0%
iShares Europe ETF	10.4%
Arrow Dow Jones Global Yield ETF	10.3%
iShares MSCI USA Momentum Factor ETF	10.2%
iShares MSCI Eurozone ETF	9.8%
Invesco S&P 500 Low Volatility ETF	9.4%
Financial Select Sector SPDR ETF	9.3%

Material Fund Changes

No material changes occurred during the year ended July 31, 2025.

Arrow DWA Tactical: Macro Fund - Class C Shares (DWTTX)

Annual Shareholder Report - July 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website  www.ArrowFunds.com , including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 073125-DWTTX

Arrow DWA Tactical: Macro Fund

Institutional Class Shares (DWTNX)

Annual Shareholder Report - July 31, 2025

Fund Overview

This annual shareholder report contains important information about Arrow DWA Tactical: Macro Fund for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at www.ArrowFunds.com. You can also request this information by contacting us at 1-877-277-6933.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class Shares	$163	1.54%

How did the Fund perform during the reporting period?

Arrow DWA Tactical: Macro Fund ("Fund") stays responsive to market conditions through a relative strength-based allocation process across a concentrated portfolio primarily consisting of exchange traded products based on the DWA Global Macro investment model. The Fund may also use derivatives and futures to gain exposure to some markets, such as commodities and currencies. This is done when trading efficiency and cost benefits to the Fund would have the potential for a net positive impact on overall performance by reducing acquired fund fees from holding an ETP. The Arrow DWA Tactical Macro Fund’s net assets were at approximately $40 million at the end of July 2025. Choppy markets and frequent changes in market leadership tend to hinder relative strength-based strategies, particularly those with concentrated holdings exposure. All six of the Fund’s deployed strategies had positive performance for the period. The Commodity Rotation Strategy was up 32.87% on the strength of Gold and Silver. The Global Equity Strategy was up 17.04%, the U.S. Sector Rotation Strategy was up 15.29%, the U.S. Style Rotation Strategy was up 13.15%, The Global Alpha strategy was up 9.33%, and the Global Dividend Strategy was up 7.33%.

Factors that affected the Fund’s performance during the period included:

• Equity markets advanced during the period, led by large-cap growth and technology companies, particularly those associated with Artificial Intelligence, while small-cap and value stocks generally lagged.

• Credit markets experienced intermittent pressure, with spreads widening between February and April 2025 before resuming a downward trend and finishing the period near their lows.

• The 10-year U.S. Treasury yield rose sharply from October through February, reaching above 4.75%, before retreating and stabilizing around 4.30–4.40% by July.

• The Fed cut rates three times as inflation moderated, but core prices in essentials like food and housing remained sticky, keeping pressure on consumers.

• Commodity markets experienced volatility, with gold reaching record highs during the period and oil prices whipsawed by geopolitical developments and shifting supply-demand conditions.

• International equities showed signs of relative strength versus U.S. markets, particularly in Q1 2025, supported by policy actions and a weakening U.S. dollar (which has trended lower through 2025).

How has the Fund performed over the last ten years?

Total Return Based on $1,000,000 Investment

Arrow DWA Tactical: Macro Fund
Barclay Global Macro Index
Wilshire Liquid Alternative Global Macro Index
$2,000,000
$1,500,000
$1,000,000
$500,000
$0
$1,808,053
$1,601,560
$1,099,839
Jul-2015
Jul-2016
Jul-2017
Jul-2018
Jul-2019
Jul-2020
Jul-2021
Jul-2022
Jul-2023
Jul-2024
Jul-2025

	Arrow DWA Tactical: Macro Fund	Barclay Global Macro Index	Wilshire Liquid Alternative Global Macro Index
Jul-2015	$1,000,000	$1,000,000	$1,000,000
Jul-2016	$1,007,042	$984,060	$982,808
Jul-2017	$1,069,467	$1,013,291	$950,036
Jul-2018	$1,181,457	$1,029,688	$949,051
Jul-2019	$1,137,863	$1,056,149	$976,003
Jul-2020	$1,163,239	$1,106,809	$981,554
Jul-2021	$1,392,783	$1,244,438	$1,051,576
Jul-2022	$1,548,808	$1,337,595	$1,116,225
Jul-2023	$1,529,628	$1,368,029	$1,119,359
Jul-2024	$1,619,022	$1,495,233	$1,157,683
Jul-2025	$1,808,053	$1,601,560	$1,099,839

Average Annual Total Returns

	1 Year	5 Years	10 Years
Arrow DWA Tactical: Macro Fund	11.68%	9.22%	6.10%
Barclay Global Macro Index	7.11%	7.67%	4.82%
Wilshire Liquid Alternative Global Macro Index	-5.00%	2.30%	0.96%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$39,948,697
  Number of Portfolio Holdings8
  Advisory Fee $361,987
  Portfolio Turnover58%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	78.4%
Money Market Funds	21.6%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	9.0%
Mixed Allocation	10.2%
Money Market	19.6%
Equity	61.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
First American Government Obligations Fund, Class X	19.6%
Industrial Select Sector SPDR Fund	12.0%
iShares Europe ETF	10.4%
Arrow Dow Jones Global Yield ETF	10.3%
iShares MSCI USA Momentum Factor ETF	10.2%
iShares MSCI Eurozone ETF	9.8%
Invesco S&P 500 Low Volatility ETF	9.4%
Financial Select Sector SPDR ETF	9.3%

Material Fund Changes

No material changes occurred during the year ended July 31, 2025.

Arrow DWA Tactical: Macro Fund - Institutional Class Shares (DWTNX)

Annual Shareholder Report - July 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website  www.ArrowFunds.com , including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 073125-DWTNX

Arrow Managed Futures Strategy Fund

Class A Shares (MFTFX)

Annual Shareholder Report - July 31, 2025

Fund Overview

This annual shareholder report contains important information about Arrow Managed Futures Strategy Fund for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at www.ArrowFunds.com. You can also request this information by contacting us at 1-877-277-6933.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$141	1.52%

How did the Fund perform during the reporting period?

Arrow Managed Futures Strategy Fund ("Fund") follows a strategy that seeks to provide exposure to a wide range of global futures markets. In October 2015, the Fund began tracking the DUNN Capital World Monetary & Agricultural (“WMA”) Program, a systematic quantitative managed futures program overseen by DUNN Capital Management, LLC (“DUNN”). With more than 40 years of experience, DUNN has received several awards and has been recognized as an industry leader. The DUNN WMA Program provides access to more than 60 global markets through the use of more than 100 proprietary trading models. The nature of managed futures generally requires direct or indirect exposure to the futures market, rather than holding physical commodities and financial instruments. In order to provide mutual fund access to the DUNN WMA Program, the Fund must use derivatives, such as options as well as investments in limited partnerships, with an additional expense that will reduce the overall performance. The Fund is intended to complement traditional portfolios due to the historically low correlation of managed futures relative to many other asset classes. The Fund’s net assets were more than $202 million at the end of July 2025. The DUNN WMA Program has historically embraced a wider range of volatility than the managed futures strategies represented by the Credit Suisse Managed Futures Liquid Index.  Sharp reversals across markets contributed to a difficult environment for many technical trend following managers and programs.

Factors that affected the Fund’s performance during the period included:

• Tariff announcements triggered sharp reversals in equities, fixed income and crude oil generating losses in Energy and equity index and bond futures;

• Commodity reversals created volatility, punishing trend-following funds across the agriculture complex;

• Performance concentrated in large-cap technology and AI related stocks proved difficult for broadly diversified trend following programs;

• Credit markets remained pressured by heavy issuance but spreads overall moved lower and stayed contained, which left the sector range bound with limited opportunities for trends to become established in fixed income futures markets; and

• The inflation environment moderated but remained at elevated levels providing gains in long Gold and Silver positions.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Arrow Managed Futures Strategy Fund
Credit Suisse Managed Futures Liquid Index
S&P 500® Index
$40,000
$30,000
$20,000
$10,000
$0
$35,989
$11,915
$9,551
Jul-2015
Jul-2016
Jul-2017
Jul-2018
Jul-2019
Jul-2020
Jul-2021
Jul-2022
Jul-2023
Jul-2024
Jul-2025

	Arrow Managed Futures Strategy Fund	Credit Suisse Managed Futures Liquid Index	S&P 500® Index
Jul-2015	$9,421	$10,000	$10,000
Jul-2016	$10,080	$10,416	$10,561
Jul-2017	$8,244	$9,727	$12,256
Jul-2018	$8,886	$9,136	$14,246
Jul-2019	$10,023	$9,592	$15,384
Jul-2020	$8,873	$8,758	$17,223
Jul-2021	$9,455	$10,227	$23,500
Jul-2022	$12,540	$11,605	$22,410
Jul-2023	$15,171	$11,634	$25,327
Jul-2024	$14,025	$11,437	$30,936
Jul-2025	$11,915	$9,551	$35,989

Average Annual Total Returns

	1 Year	5 Years	10 Years
Arrow Managed Futures Strategy Fund
Without Load	-15.04%	6.07%	2.38%
With Load	-19.97%	4.83%	1.77%
Credit Suisse Managed Futures Liquid Index	-16.49%	1.75%	-0.46%
S&P 500® Index	16.33%	15.88%	13.66%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$202,533,293
  Number of Portfolio Holdings4
  Advisory Fee (net of waivers)$1,739,942
  Portfolio Turnover0%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	20.1%
Money Market Funds	28.0%
Private Investment Funds	33.9%
Purchased Options	18.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Private Investment Fund
33.8%
Money Market Funds
28.0%
Mixed Allocation
20.1%
Equity Option
18.0%
Other Assets in Excess of Liabilities
0.1%

Value	Value
Other Assets in Excess of Liabilities	0.1%
Equity Option	18.0%
Mixed Allocation	20.1%
Money Market Funds	28.0%
Private Investment Fund	33.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Galaxy Plus Fund LLC– Dunn Financials Feeder Fund	33.9%
First American Government Obligations Fund, Class X	28.0%
Arrow Reserve Capital Management ETF	20.0%
Galaxy Plus Commodity Call Option	18.0%

Material Fund Changes

No material changes occurred during the year ended July 31, 2025.

Arrow Managed Futures Strategy Fund - Class A Shares (MFTFX)

Annual Shareholder Report - July 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website  www.ArrowFunds.com , including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 073125-MFTFX

Arrow Managed Futures Strategy Fund

Class C Shares (MFTTX)

Annual Shareholder Report - July 31, 2025

Fund Overview

This annual shareholder report contains important information about Arrow Managed Futures Strategy Fund for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at www.ArrowFunds.com. You can also request this information by contacting us at 1-877-277-6933.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$209	2.27%

How did the Fund perform during the reporting period?

Arrow Managed Futures Strategy Fund ("Fund") follows a strategy that seeks to provide exposure to a wide range of global futures markets. In October 2015, the Fund began tracking the DUNN Capital World Monetary & Agricultural (“WMA”) Program, a systematic quantitative managed futures program overseen by DUNN Capital Management, LLC (“DUNN”). With more than 40 years of experience, DUNN has received several awards and has been recognized as an industry leader. The DUNN WMA Program provides access to more than 60 global markets through the use of more than 100 proprietary trading models. The nature of managed futures generally requires direct or indirect exposure to the futures market, rather than holding physical commodities and financial instruments. In order to provide mutual fund access to the DUNN WMA Program, the Fund must use derivatives, such as options as well as investments in limited partnerships, with an additional expense that will reduce the overall performance. The Fund is intended to complement traditional portfolios due to the historically low correlation of managed futures relative to many other asset classes. The Fund’s net assets were more than $202 million at the end of July 2025. The DUNN WMA Program has historically embraced a wider range of volatility than the managed futures strategies represented by the Credit Suisse Managed Futures Liquid Index.  Sharp reversals across markets contributed to a difficult environment for many technical trend following managers and programs.

Factors that affected the Fund’s performance during the period included:

• Tariff announcements triggered sharp reversals in equities, fixed income and crude oil generating losses in Energy and equity index and bond futures;

• Commodity reversals created volatility, punishing trend-following funds across the agriculture complex;

• Performance concentrated in large-cap technology and AI related stocks proved difficult for broadly diversified trend following programs;

• Credit markets remained pressured by heavy issuance but spreads overall moved lower and stayed contained, which left the sector range bound with limited opportunities for trends to become established in fixed income futures markets; and

• The inflation environment moderated but remained at elevated levels providing gains in long Gold and Silver positions.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Arrow Managed Futures Strategy Fund
Credit Suisse Managed Futures Liquid Index
S&P 500® Index
$40,000
$30,000
$20,000
$10,000
$0
$35,989
$11,751
$9,551
Jul-2015
Jul-2016
Jul-2017
Jul-2018
Jul-2019
Jul-2020
Jul-2021
Jul-2022
Jul-2023
Jul-2024
Jul-2025

	Arrow Managed Futures Strategy Fund	Credit Suisse Managed Futures Liquid Index	S&P 500® Index
Jul-2015	$10,000	$10,000	$10,000
Jul-2016	$10,641	$10,416	$10,561
Jul-2017	$8,722	$9,727	$12,256
Jul-2018	$9,245	$9,136	$14,246
Jul-2019	$10,352	$9,592	$15,384
Jul-2020	$9,102	$8,758	$17,223
Jul-2021	$9,621	$10,227	$23,500
Jul-2022	$12,679	$11,605	$22,410
Jul-2023	$15,198	$11,634	$25,327
Jul-2024	$13,921	$11,437	$30,936
Jul-2025	$11,751	$9,551	$35,989

Average Annual Total Returns

	1 Year	5 Years	10 Years
Arrow Managed Futures Strategy Fund	-15.59%	5.24%	1.63%
Credit Suisse Managed Futures Liquid Index	-16.49%	1.75%	-0.46%
S&P 500® Index	16.33%	15.88%	13.66%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$202,533,293
  Number of Portfolio Holdings4
  Advisory Fee (net of waivers)$1,739,942
  Portfolio Turnover0%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	20.1%
Money Market Funds	28.0%
Private Investment Funds	33.9%
Purchased Options	18.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.1%
Equity Option	18.0%
Mixed Allocation	20.1%
Money Market Funds	28.0%
Private Investment Fund	33.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Galaxy Plus Fund LLC– Dunn Financials Feeder Fund	33.9%
First American Government Obligations Fund, Class X	28.0%
Arrow Reserve Capital Management ETF	20.0%
Galaxy Plus Commodity Call Option	18.0%

Material Fund Changes

No material changes occurred during the year ended July 31, 2025.

Arrow Managed Futures Strategy Fund - Class C Shares (MFTTX)

Annual Shareholder Report - July 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website  www.ArrowFunds.com , including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 073125-MFTTX

Arrow Managed Futures Strategy Fund

Institutional Class Shares (MFTNX)

Annual Shareholder Report - July 31, 2025

Fund Overview

This annual shareholder report contains important information about Arrow Managed Futures Strategy Fund for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at www.ArrowFunds.com. You can also request this information by contacting us at 1-877-277-6933.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class Shares	$118	1.27%

How did the Fund perform during the reporting period?

Arrow Managed Futures Strategy Fund ("Fund") follows a strategy that seeks to provide exposure to a wide range of global futures markets. In October 2015, the Fund began tracking the DUNN Capital World Monetary & Agricultural (“WMA”) Program, a systematic quantitative managed futures program overseen by DUNN Capital Management, LLC (“DUNN”). With more than 40 years of experience, DUNN has received several awards and has been recognized as an industry leader. The DUNN WMA Program provides access to more than 60 global markets through the use of more than 100 proprietary trading models. The nature of managed futures generally requires direct or indirect exposure to the futures market, rather than holding physical commodities and financial instruments. In order to provide mutual fund access to the DUNN WMA Program, the Fund must use derivatives, such as options as well as investments in limited partnerships, with an additional expense that will reduce the overall performance. The Fund is intended to complement traditional portfolios due to the historically low correlation of managed futures relative to many other asset classes. The Fund’s net assets were more than $202 million at the end of July 2025. The DUNN WMA Program has historically embraced a wider range of volatility than the managed futures strategies represented by the Credit Suisse Managed Futures Liquid Index.  Sharp reversals across markets contributed to a difficult environment for many technical trend following managers and programs.

Factors that affected the Fund’s performance during the period included:

• Tariff announcements triggered sharp reversals in equities, fixed income and crude oil generating losses in Energy and equity index and bond futures;

• Commodity reversals created volatility, punishing trend-following funds across the agriculture complex;

• Performance concentrated in large-cap technology and AI related stocks proved difficult for broadly diversified trend following programs;

• Credit markets remained pressured by heavy issuance but spreads overall moved lower and stayed contained, which left the sector range bound with limited opportunities for trends to become established in fixed income futures markets; and

• The inflation environment moderated but remained at elevated levels providing gains in long Gold and Silver positions.

How has the Fund performed over the last ten years?

Total Return Based on $1,000,000 Investment

Arrow Managed Futures Strategy Fund
Credit Suisse Managed Futures Liquid Index
S&P 500® Index
$4,000,000
$3,000,000
$2,000,000
$1,000,000
$0
$3,598,867
$1,294,611
$955,120
Jul-2015
Jul-2016
Jul-2017
Jul-2018
Jul-2019
Jul-2020
Jul-2021
Jul-2022
Jul-2023
Jul-2024
Jul-2025

	Arrow Managed Futures Strategy Fund	Credit Suisse Managed Futures Liquid Index	S&P 500® Index
Jul-2015	$1,000,000	$1,000,000	$1,000,000
Jul-2016	$1,072,005	$1,041,610	$1,056,140
Jul-2017	$880,641	$972,729	$1,225,566
Jul-2018	$950,058	$913,570	$1,424,600
Jul-2019	$1,074,711	$959,207	$1,538,366
Jul-2020	$954,021	$875,821	$1,722,318
Jul-2021	$1,019,104	$1,022,697	$2,350,021
Jul-2022	$1,355,151	$1,160,494	$2,240,993
Jul-2023	$1,640,468	$1,163,442	$2,532,669
Jul-2024	$1,518,434	$1,143,737	$3,093,611
Jul-2025	$1,294,611	$955,120	$3,598,867

Average Annual Total Returns

	1 Year	5 Years	10 Years
Arrow Managed Futures Strategy Fund	-14.74%	6.30%	2.62%
Credit Suisse Managed Futures Liquid Index	-16.49%	1.75%	-0.46%
S&P 500® Index	16.33%	15.88%	13.66%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$202,533,293
  Number of Portfolio Holdings4
  Advisory Fee (net of waivers)$1,739,942
  Portfolio Turnover0%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	20.1%
Money Market Funds	28.0%
Private Investment Funds	33.9%
Purchased Options	18.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.1%
Equity Option	18.0%
Mixed Allocation	20.1%
Money Market Funds	28.0%
Private Investment Fund	33.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Galaxy Plus Fund LLC– Dunn Financials Feeder Fund	33.9%
First American Government Obligations Fund, Class X	28.0%
Arrow Reserve Capital Management ETF	20.0%
Galaxy Plus Commodity Call Option	18.0%

Material Fund Changes

No material changes occurred during the year ended July 31, 2025.

Arrow Managed Futures Strategy Fund - Institutional Class Shares (MFTNX)

Annual Shareholder Report - July 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website  www.ArrowFunds.com , including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 073125-MFTNX

(b)	Not applicable.

Item 2. Code of Ethics.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	N/A

(c)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(d)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(e)	N/A

(f)	See Item 19(a)(1)

Item 3. Audit Committee Financial Expert.

(a)(1)	The Registrant’s board of trustees has determined that Mark H. Taylor is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Taylor is independent for purposes of this Item.

(a)(2)	Not applicable.

(a)(3)	Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant’s principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

2025 – $52,500

2024 – $49,500

(b)	Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.

(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

2025 – $12,000

2024 – $12,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended July 31, 2024, and 2025 respectively.

(e)(1)	The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable. The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent (0%).

(g)

All non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant for the fiscal years ended July 31, 2024, and 2025 respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant’s principal accountant for the registrant’s adviser.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Companies.

Not applicable to open-end investment companies.

Item 6. Schedule of Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Arrow DWA Tactical: Balanced Fund

Arrow DWA Tactical: Macro Fund

Arrow Managed Futures Strategy Fund

Annual Financial Statements

and Additional Information

July 31, 2025

1-877-277-6933

1-877-ARROW-FD

www.ArrowFunds.com

ARROW DWA TACTICAL: BALANCED FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

July 31, 2025

Shares		Fair Value
	COMMON STOCKS — 28.8%
	AEROSPACE & DEFENSE - 1.0%
118	Boeing Company (The)(a)	$26,177
82	General Dynamics Corporation	25,552
135	Howmet Aerospace, Inc.	24,269
99	Huntington Ingalls Industries, Inc.	27,607
96	L3Harris Technologies, Inc.	26,383
52	Lockheed Martin Corporation, Class B	21,891
48	Northrop Grumman Corporation	27,677
167	RTX Corporation	26,314
297	Textron, Inc.	23,098
16	TransDigm Group, Inc.	25,735
		254,703
	ASSET MANAGEMENT - 0.6%
755	Charles Schwab Corporation (The)	73,786
440	Raymond James Financial, Inc.	73,537
		147,323
	AUTOMOTIVE - 1.1%
8,891	Ford Motor Company	98,423
1,891	General Motors Company	100,866
291	Tesla, Inc.(a)	89,707
		288,996
	BANKING - 1.1%
764	Bank of America Corporation	36,114
391	Citigroup, Inc.	36,637
866	Fifth Third Bancorp	36,000
135	JPMorgan Chase & Company	39,992
2,135	KeyCorporation	38,259
199	PNC Financial Services Group, Inc. (The)	37,864
799	US Bancorp	35,923
447	Wells Fargo & Company	36,042
		296,831
	COMMERCIAL SUPPORT SERVICES - 0.8%
283	Republic Services, Inc.	65,274
1,244	Rollins, Inc.	71,243

See accompanying notes to consolidated financial statements.

ARROW DWA TACTICAL: BALANCED FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

July 31, 2025

Shares		Fair Value
	COMMON STOCKS — 28.8% (Continued)
	COMMERCIAL SUPPORT SERVICES - 0.8% (Continued)
304	Waste Management, Inc.	$69,665
		206,182
	DIVERSIFIED INDUSTRIALS - 1.2%
974	3M Company	145,340
94	General Electric Company	25,482
666	Honeywell International, Inc.	148,085
		318,907
	ELECTRIC UTILITIES - 1.1%
11,003	AES Corporation (The)	144,689
754	Vistra Corporation	157,240
		301,929
	ELECTRICAL EQUIPMENT - 1.9%
516	A O Smith Corporation	36,528
225	Allegion plc	37,332
1,403	Amphenol Corporation, Class A	149,434
515	Carrier Global Corporation	35,339
358	Johnson Controls International plc	37,590
58	Lennox International, Inc.	35,322
706	TE Connectivity plc	145,260
78	Trane Technologies PLC	34,170
		510,975
	ENGINEERING & CONSTRUCTION - 1.1%
719	Quanta Services, Inc.	292,007

	ENTERTAINMENT CONTENT - 0.5%
511	Walt Disney Company (The)	60,865
4,505	Warner Bros Discovery, Inc.(a)	59,331
		120,196
	HEALTH CARE FACILITIES & SERVICES - 1.1%
465	Cardinal Health, Inc.	72,177
262	Cencora, Inc.	74,953
1,050	Henry Schein, Inc.(a)	71,033
108	McKesson Corporation	74,902
		293,065

See accompanying notes to consolidated financial statements.

ARROW DWA TACTICAL: BALANCED FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

July 31, 2025

Shares		Fair Value
	COMMON STOCKS — 28.8% (Continued)
	HEALTH CARE REIT - 0.8%
4,254	Healthpeak Properties, Inc.	$72,063
1,080	Ventas, Inc.	72,554
445	Welltower, Inc.	73,456
		218,073
	HOME CONSTRUCTION - 0.1%
554	Masco Corporation	37,744

	INSTITUTIONAL FINANCIAL SERVICES - 0.6%
101	Goldman Sachs Group, Inc. (The)	73,083
520	Morgan Stanley	74,079
		147,162
	INTERNET MEDIA & SERVICES - 0.6%
268	Airbnb, Inc., Class A(a)	35,486
7	Booking Holdings, Inc.	38,528
194	Expedia Group, Inc.	34,963
50	Netflix, Inc.(a)	57,970
		166,947
	LEISURE FACILITIES & SERVICES - 1.2%
1,244	Carnival Corporation(a)	37,034
149	Hilton Worldwide Holdings, Inc.	39,944
407	Live Nation Entertainment, Inc.(a)	60,113
141	Marriott International, Inc., Class A	37,200
1,578	Norwegian Cruise Line Holdings Ltd.(a)	40,334
110	Royal Caribbean Cruises Ltd.	34,966
327	TKO Group Holdings, Inc.	54,939
		304,530
	LEISURE PRODUCTS - 1.2%
30	Axon Enterprise, Inc.(a)	22,665
3,874	Hasbro, Inc.	291,170
		313,835
	MACHINERY - 0.3%
703	Veralto Corporation	73,695

See accompanying notes to consolidated financial statements.

ARROW DWA TACTICAL: BALANCED FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

July 31, 2025

Shares		Fair Value
	COMMON STOCKS — 28.8% (Continued)
	METALS & MINING - 1.1%
4,619	Newmont Corporation	$286,840

	OFFICE REIT - 0.3%
930	Alexandria Real Estate Equities, Inc.	71,080

	RENEWABLE ENERGY - 0.1%
116	First Solar, Inc.(a)	20,269

	RETAIL - CONSUMER STAPLES - 2.3%
4,265	Kroger Company (The)	298,977
25,422	Walgreens Boots Alliance, Inc.	295,912
		594,889
	RETAIL - DISCRETIONARY - 1.2%
25	AutoZone, Inc.(a)	94,210
277	Builders FirstSource, Inc.(a)	35,215
1,668	CarMax, Inc.(a)	94,425
1,020	O’Reilly Automotive, Inc.(a)	100,286
		324,136
	SEMICONDUCTORS - 1.0%
119	Advanced Micro Devices, Inc.(a)	20,981
91	Analog Devices, Inc.	20,441
71	Broadcom, Inc.	20,853
1,034	Intel Corporation	20,473
299	Microchip Technology, Inc.	20,209
189	Micron Technology, Inc.	20,627
29	Monolithic Power Systems, Inc.	20,626
120	NVIDIA Corporation	21,345
93	NXP Semiconductors N.V.	19,881
362	ON Semiconductor Corporation(a)	20,402
130	QUALCOMM, Inc.	19,079
293	Skyworks Solutions, Inc.	20,082
110	Texas Instruments, Inc.	19,917
		264,916

See accompanying notes to consolidated financial statements.

ARROW DWA TACTICAL: BALANCED FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

July 31, 2025

Shares		Fair Value
	COMMON STOCKS — 28.8% (Continued)
	SPECIALTY FINANCE - 1.1%
324	American Express Company	$96,976
459	Capital One Financial Corporation	98,685
1,382	Synchrony Financial	96,284
		291,945
	TECHNOLOGY HARDWARE - 2.1%
2,384	Corning, Inc.	150,764
1,235	Garmin Ltd.	270,169
641	Jabil, Inc.	143,052
		563,985
	TELECOMMUNICATIONS - 1.1%
5,391	AT&T, Inc.	147,767
3,460	Verizon Communications, Inc.	147,950
		295,717
	TOBACCO & CANNABIS - 1.1%
2,489	Altria Group, Inc.	154,169
908	Philip Morris International, Inc.	148,957
		303,126
	TRANSPORTATION & LOGISTICS - 1.1%
1,808	Delta Air Lines, Inc.	96,204
3,168	Southwest Airlines Company	97,986
1,087	United Airlines Holdings, Inc.(a)	95,993
		290,183

	TOTAL COMMON STOCKS (Cost $7,128,530)	7,600,186

	EXCHANGE-TRADED FUNDS — 57.9%
	EQUITY - 31.4%
17,680	Invesco S&P MidCap 400 Pure Growth ETF	890,414
15,271	iShares MSCI Chile ETF	455,534
8,619	iShares MSCI China ETF	494,989
11,486	iShares MSCI Germany ETF	472,649
5,191	iShares MSCI Israel ETF	476,638
10,146	iShares MSCI Italy ETF	489,545

See accompanying notes to consolidated financial statements.

ARROW DWA TACTICAL: BALANCED FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

July 31, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 57.9% (Continued)
	EQUITY - 31.4% (Continued)
17,322	iShares MSCI Norway ETF	$470,452
14,937	iShares MSCI Poland ETF	474,250
18,544	iShares MSCI Singapore ETF	490,860
9,049	iShares MSCI South Africa ETF	480,049
11,107	iShares MSCI Spain ETF	496,705
22,663	iShares Select U.S. REIT ETF	1,365,218
2,740	Vanguard Growth ETF	1,247,193
		8,304,496
	FIXED INCOME - 25.3%
23,691	iShares 1-3 Year Treasury Bond ETF	1,954,981
13,130	iShares iBoxx $ High Yield Corporate Bond ETF	1,055,389
11,860	iShares iBoxx $ Investment Grade Corporate Bond ETF	1,294,045
11,631	iShares TIPS Bond ETF	1,275,572
13,123	SPDR Bloomberg Convertible Securities ETF	1,114,405
		6,694,392
	MIXED ALLOCATION - 1.2%
3,126	Arrow Reserve Capital Management ETF(e)	312,944

	TOTAL EXCHANGE-TRADED FUNDS (Cost $14,874,011)	15,311,832

	SHORT-TERM INVESTMENT — 3.7%
	MONEY MARKET FUND - 3.7%
972,637	First American Government Obligations Fund, Class X, 4.23%(b)(d) (Cost $972,637)	972,637

See accompanying notes to consolidated financial statements.

ARROW DWA TACTICAL: BALANCED FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

July 31, 2025

Contracts		Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	EQUITY OPTIONS PURCHASED - 5.7%
	CALL OPTIONS PURCHASED - 5.7%
840	Galaxy Plus Commodity Call Option(d)(f)	Nomura	12/20/2026	$0.0001	$850,500	$906,536
1,160	Galaxy Plus Financial Call Option(g)	Nomura	12/20/2026	0.0001	$1,174,500	591,635
	TOTAL CALL OPTIONS PURCHASED (Cost - $2,025,000)					1,498,171

	TOTAL EQUITY OPTIONS PURCHASED (Cost - $2,025,000)					1,498,171

	TOTAL INVESTMENTS - 96.1% (Cost $25,000,178)					$25,382,826
	OTHER ASSETS IN EXCESS OF LIABILITIES - 3.9%					1,041,086
	NET ASSETS - 100.0%					$26,423,912

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(c)	Value and Unrealized Appreciation
6	COMEX Gold 100 Troy Ounces Future(d)	12/29/2025	$2,009,160	$23,657
	TOTAL FUTURES CONTRACTS			$23,657

ETF	- Exchange-Traded Fund
LTD	- Limited Company
MSCI	- Morgan Stanley Capital International
NV	- Naamioze Vennootschap
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust
SPDR	- Standard & Poor’s Depositary Receipt
TIPS	- Treasury Inflation-Protected Securities

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of July 31, 2025.
(c)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.
(d)	All or a portion of this investment is a holding of the ADWAB Fund Limited. See note 2.
(e)	Affiliated Exchange-Traded Fund. See note 8.
(f)	These securities provide exposure to daily returns of the reference asset that are not publicly available; the holdings of the Galaxy Plus Commodity Call option are shown on the subsequent pages.
(g)	These securities provide exposure to daily returns of the reference asset that are not publicly available; the holdings of the Galaxy Plus Financial Call option are shown on the subsequent pages.

See accompanying notes to consolidated financial statements.

ARROW DWA TACTICAL: BALANCED FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

July 31, 2025

Additional Information — Galaxy Plus Commodity Call Option

The following table represents the top 50 positions based on the absolute notional values and related values within the commodity feeder option as of July 31, 2025.

Quantity	Description	Expiration	Notional Amount	Weight	Unrealized Appreciation/ (Depreciation)
66	CMX Gold	Aug-25	$22,106,380	11.04%	$3,492
197	CME Live Cattle	Oct-25	17,397,584	8.69%	23,894
76	CMX Silver	Sep-25	14,349,567	7.17%	11,144
347	CME Lean Hogs	Oct-25	12,589,065	6.29%	(23,028)
(430)	CBT Bean Meal	Dec-25	(12,261,517)	6.12%	16,356
326	CBT Bean Oil	Dec-25	10,785,186	5.39%	8,193
126	NYM Platinum	Oct-25	8,947,739	4.47%	(9,595)
64	CMX Copper	Sep-25	8,772,629	4.38%	(21,022)
732	ICE US Canola	Nov-25	7,474,130	3.73%	(5,108)
(218)	ICE US Cotton	Dec-25	(7,418,082)	3.71%	834
154	CME Lean Hogs	Aug-25	6,580,470	3.29%	(11,992)
(351)	CSC Sugar	Oct-25	(6,432,345)	3.21%	(1,551)
(181)	CBT Red Wheat	Dec-25	(4,982,311)	2.49%	520
48	CME Live Cattle	Sep-25	4,086,942	2.04%	12,247
(44)	LME Nickel	Sep-25	(3,990,136)	1.99%	57
(136)	Chicago SRW Wheat	Dec-25	(3,829,943)	1.91%	2,212
(53)	LME Zinc	Sep-25	(3,636,808)	1.82%	(2,648)
44	NYM RBOB Gas	Oct-25	3,598,821	1.80%	8,203
36	Heating Oil	Oct-25	3,589,936	1.79%	1,945
3,118,645	U.S. Treasury Bill	Sep-25	3,097,799	1.55%	(237)
(161)	SGX Iron Ore 62%	Sep-25	(1,505,166)	1.35%	(13,740)
2,711,865	U.S. Treasury Bill	Oct-25	2,683,354	1.34%	(167)
8	CMX Gold	Dec-25	2,625,465	1.31%	(3,534)
36	CME Crude Oil	Oct-25	2,374,733	1.19%	7,448
31	IPE Brent Crude Oil	Oct-25	2,120,235	1.06%	6,847
2,033,899	U.S. Treasury Bill	Oct-25	2,014,155	1.01%	(145)
1,966,102	U.S. Treasury Bill	Aug-25	1,959,867	0.98%	(150)
26	ICE LS GasOil	Oct-25	1,783,657	0.89%	2,034
1,762,712	U.S. Treasury Note	Nov-25	1,763,225	0.88%	252
(28)	CME Soybeans	Nov-25	(1,414,415)	0.71%	1,416
1,403,293	U.S. Treasury Bill	Oct-25	1,390,950	0.69%	- ^
13	LME Aluminum US	Sep-25	883,310	0.67%	(2,686)
14	NYM RBOB Gas	Aug-25	1,280,231	0.64%	1,453
11	Heating Oil	Aug-25	1,128,340	0.56%	2,567
1,135,594	U.S. Treasury Bill	Oct-25	1,122,729	0.56%	(31)
726,392	U.S. Treasury Bill	Oct-25	719,714	0.36%	- ^
569,007	U.S. Treasury Bill	Nov-25	561,884	0.28%	- ^
556,901	U.S. Treasury Bill	Sep-25	554,018	0.28%	- ^
15	NYM Natural Gas	Aug-25	528,024	0.26%	(2,425)
4	ICE US Coffee	Sep-25	399,709	0.20%	(124)
14	CBT Corn	Dec-25	309,771	0.18%	(496)
354,237	U.S. Treasury Bill	Nov-25	349,660	0.17%	- ^
338,983	U.S. Treasury Bill	Aug-25	337,628	0.17%	(6)
334,141	U.S. Treasury Bill	Sep-25	332,479	0.17%	639
290,557	U.S. Treasury Bill	Oct-25	287,998	0.14%	509
217,918	U.S. Treasury Bill	Oct-25	216,176	0.11%	402
3	CME Crude Oil	Aug-25	208,686	0.10%	448
2	ICE US Cocoa	Sep-25	200,288	0.10%	(1,462)
190,896	U.S. Treasury Bill	Oct-25	189,484	0.09%	190
188,862	U.S. Treasury Bill	Nov-25	188,890	0.09%	(273)
776,518	Other Underlying Index Components		980,607	0.58%	(812)
					$12,070

^	Less than $1 US Dollar

See accompanying notes to consolidated financial statements.

ARROW DWA TACTICAL: BALANCED FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

July 31, 2025

Additional Information — Galaxy Plus Financial Call Option

The following table represents the top 50 positions based on the absolute notional values and related values within the financial feeder option as of July 31, 2025.

Quantity	Description	Expiration	Notional Amount	Weight	Unrealized Appreciation/ (Depreciation)
693	LIF 3 Month Euribor	Mar-26	$199,204,989	35.83%	$(5,851)
174	ICE Sonia SO3	Dec-25	56,652,653	10.19%	(1,875)
(200)	Three Month SOFR Futures	Dec-25	(48,129,816)	8.66%	6,200
231	EUREX E-Schatz	Sep-25	29,070,477	5.23%	(1,681)
161	Eurex Euro-BTP	Sep-25	22,690,563	4.08%	(6,290)
80	ME S&P Canadian	Sep-25	19,029,295	3.42%	8,192
(14)	OSE 10 Year Japan Government Bond	Sep-25	(13,176,369)	2.37%	2,827
107	New FTSE 100	Sep-25	12,996,959	2.34%	16,706
468	IMM Mexican Peso	Sep-25	12,451,981	2.24%	(802)
66	SFE SPI 200	Sep-25	9,277,971	1.67%	5,077
56	Hang Send IDX Fut	Aug-25	8,671,074	1.56%	16,410
(78)	CBT 10 Year T-Note	Sep-25	(8,617,971)	1.55%	2,225
12	Eurex DAX Index	Sep-25	8,598,714	1.55%	894
61	Eurex Bobl	Sep-25	8,361,286	1.50%	(1,575)
(75)	CBT 5 Year T-Note	Sep-25	(8,152,913)	1.47%	1,426
16	IMM E-Mini Nasdaq	Sep-25	7,435,710	1.34%	4,615
(64)	CBT T-Bonds	Sep-25	(7,297,321)	1.31%	2,351
103	Eurex Stoxx 50 Index	Sep-25	6,461,285	1.16%	506
(41)	Eurex Bund	Sep-25	(6,269,371)	1.13%	51
(51)	Lif Long Gilt	Sep-25	(6,249,650)	1.12%	1,077
18	IMM E-Mini S&P500	Sep-25	5,859,002	1.05%	3,133
(22)	CBT 2 Year T-Note	Sep-25	(4,617,495)	1.00%	366
63	SFE 3 Year Australian Bond	Sep-25	4,469,902	1.00%	(2,339)
24	OSE Topix	Sep-25	4,737,850	0.85%	5,850
51	CME British Pound	Sep-25	4,358,155	0.78%	(6,349)
10	OSE Nikkei SA	Sep-25	2,719,978	0.49%	3,758
(30)	CDN Government Bond	Sep-25	(2,643,161)	0.49%	(967)
29	MON CAC40 Index	Aug-25	2,688,297	0.48%	2,928
27	MON CAC40 Index	Aug-25	2,485,743	0.45%	310
(13)	Eurex Oat	Sep-25	(1,910,589)	0.44%	(874)
(25)	IMM Canadian Dollar	Sep-25	(1,849,519)	0.33%	796
(4)	CME Japanese Yen	Sep-25	(354,264)	0.31%	824
(5)	SFE 10 Year Australian Bond	Sep-25	(377,393)	0.30%	(1,282)
6	CBT Min Dow	Sep-25	1,400,322	0.25%	(315)
(22)	IMM New Zealand Dollar	Sep-25	(1,317,321)	0.24%	1,341
7	Hang Seng IDX Future	Aug-25	1,165,471	0.21%	(7,114)
923,204	U.S. Treasury Bill	Oct-25	912,694	0.16%	(19)
728,049	U.S. Treasury Bill	Nov-25	719,087	0.13%	- ^
692,403	U.S. Treasury Note	Nov-25	692,605	0.12%	103
612,477	U.S. Treasury Bill	Aug-25	610,383	0.11%	(49)
592,201	U.S. Treasury Bill	Oct-25	586,896	0.11%	- ^
577,002	U.S. Treasury Bill	Oct-25	570,904	0.10%	(17)
3	IMM Euro FX	Sep-25	444,149	0.09%	(359)
377,488	U.S. Treasury Bill	Oct-25	373,735	0.07%	(20)
1	CME Swiss France	Sep-25	193,878	0.06%	(70)
291,066	U.S. Treasury Bill	Nov-25	287,453	0.05%	59
276,961	U.S. Treasury Bill	Sep-25	275,043	0.05%	(25)
230,801	U.S. Treasury Bill	Aug-25	229,865	0.04%	(4)
224,646	U.S. Treasury Bill	Sep-25	223,271	0.04%	(6)
221,996	U.S. Treasury Bill	Nov-25	219,072	0.04%	- ^
1,884,166	Other Underlying Index Components		1,747,836	0.41%	(160)
					$49,982

^	Less than $1 US Dollar

See accompanying notes to consolidated financial statements.

ARROW DWA TACTICAL: MACRO FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

July 31, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 71.4%
	EQUITY - 61.2%
70,912	Financial Select Sector SPDR ETF	$3,713,661
31,551	Industrial Select Sector SPDR Fund	4,796,067
51,863	Invesco S&P 500 Low Volatility ETF	3,760,068
67,083	iShares Europe ETF	4,139,692
67,636	iShares MSCI Eurozone ETF	3,927,623
16,903	iShares MSCI USA Momentum Factor ETF	4,078,525
		24,415,636
	MIXED ALLOCATION - 10.2%
307,217	Arrow Dow Jones Global Yield ETF(b)(c)	4,082,914

	TOTAL EXCHANGE-TRADED FUNDS (Cost $23,951,799)	28,498,550

	SHORT-TERM INVESTMENT — 19.6%
	MONEY MARKET FUND - 19.6%
7,836,483	First American Government Obligations Fund, Class X, 4.23%(a)(e) (Cost $7,836,483)	7,836,483

	TOTAL INVESTMENTS - 91.0% (Cost $31,788,282)	$36,335,033
	OTHER ASSETS IN EXCESS OF LIABILITIES - 9.0%	3,613,664
	NET ASSETS - 100.0%	$39,948,697

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(d)	Value and Unrealized Appreciation
23	COMEX Gold 100 Troy Ounces Future(e)	12/29/2025	$7,701,780	$88,760
25	COMEX Silver Future(e)	12/29/2025	4,648,875	287,175
	TOTAL FUTURES CONTRACTS			$375,935

ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International
SPDR	- Standard & Poor’s Depositary Receipt

(a)	Rate disclosed is the seven day effective yield as of July 31, 2025.
(b)	Affiliated Company - The Arrow DWA Tactical: Macro Fund holds in excess of 5% of the outstanding voting securities of the exchange traded fund. See note 7.
(c)	Affiliated Exchange-Traded Fund. See note 8.
(d)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.
(e)	All or a portion of this investment is a holding of the ADWAT Fund Limited. See note 2.

See accompanying notes to consolidated financial statements.

ARROW MANAGED FUTURES STRATEGY FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

July 31, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUND — 20.1%
	MIXED ALLOCATION - 20.1%
405,877	Arrow Reserve Capital Management ETF(c)(d) (Cost $40,605,368)	$40,632,347

	PRIVATE INVESTMENT FUND — 33.8%
	FINANCIAL POOL - 33.8%
N/A	Galaxy Plus Fund LLC– Dunn Financials Feeder Fund (a)(g) (Cost $103,583,498)	68,619,277

	SHORT-TERM INVESTMENT — 28.0%
	MONEY MARKET FUND - 28.0%
56,643,229	First American Government Obligations Fund, Class X, 4.23%(b)(e) (Cost $56,643,229)	56,643,229

Contracts		Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	EQUITY OPTIONS PURCHASED - 18.0%
	CALL OPTIONS PURCHASED - 18.0%
29,512	Galaxy Plus Commodity Call Option(e)(f)	Nomura	12/20/2026	$0.0001	$30,961,356	$36,532,164
	TOTAL CALL OPTIONS PURCHASED (Cost - $30,961,356)

	TOTAL EQUITY OPTIONS PURCHASED (Cost - $30,961,356)					36,532,164

	TOTAL INVESTMENTS - 99.9% (Cost $231,793,451)					$202,427,017
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%					106,276
	NET ASSETS - 100.0%					$202,533,293

ETF	- Exchange-Traded Fund
LLC	- Limited Liability Company

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of July 31, 2025.
(c)	Affiliated Company - The Arrow Managed Futures Strategy Fund holds in excess of 5% of the outstanding voting securities of the Exchange-Traded Fund. See note 7.
(d)	Affiliated Exchange-Traded Fund. See note 8.
(e)	All or a portion of this investment is a holding of the Arrow MFT Fund Limited. See note 2.
(f)	These securities provide exposure to daily returns of the reference asset that are not publicly available; the holdings of the Galaxy Plus Commodity Call option are shown on the subsequent pages.
(g)	Galaxy Plus Fund LLC – Dunn Financials Feeder Fund (589) LLC (the “Onshore Feeder”) effectuates its trading strategy through the Galaxy Plus Fund – Dunn Financials Master Fund (589) LLC (the “Onshore Master Fund”). The strategy’s objective is to generate absolute returns through long or short positions in accordance with estimated strength or weakness of a particular market’s trending. Arrow Managed Futures Strategy Fund invests into the Feeder and the Feeder invests in the Master.

See accompanying notes to consolidated financial statements.

ARROW MANAGED FUTURES STRATEGY FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

July 31, 2025

Additional Information — Galaxy Plus Commodity Call Option

The following table represents the top 50 positions based on the absolute notional values and related values within the commodity feeder option as of July 31, 2025.

Quantity	Description	Expiration	Notional Amount	Weight	Unrealized Appreciation/ (Depreciation)
2,656	CMX Gold	Aug-25	$890,856,562	11.04%	$140,704
7,933	CME Live Cattle	Oct-25	701,098,593	8.69%	962,893
3,046	CMX Silver	Sep-25	578,267,727	7.17%	449,076
13,970	CME Lean Hogs	Oct-25	507,321,933	6.29%	(927,991)
(17,335)	CBT Bean Meal	Dec-25	(494,122,171)	6.12%	659,132
13,153	CBT Bean Oil	Dec-25	434,628,082	5.39%	330,183
5,067	NYM Platinum	Oct-25	360,581,509	4.47%	(386,681)
2,597	CMX Copper	Sep-25	353,524,814	4.38%	(847,174)
29,503	ICE US Canola	Nov-25	301,197,099	3.73%	(205,836)
(8,776)	ICE US Cotton	Dec-25	(298,938,459)	3.71%	33,610
6,220	CME Lean Hogs	Aug-25	265,183,863	3.29%	(483,242)
(14,126)	CSC Sugar	Oct-25	(259,214,608)	3.21%	(62,489)
(7,301)	CBT Red Wheat	Dec-25	(200,780,232)	2.49%	20,942
1,918	CME Live Cattle	Sep-25	164,698,095	2.04%	493,546
(1,765)	LME Nickel	Sep-25	(160,796,968)	1.99%	2,313
(5,477)	Chicago SRW Wheat	Dec-25	(154,341,390)	1.91%	89,147
(2,133)	LME Zinc	Sep-25	(146,558,322)	1.82%	(106,691)
1,755	NYM RBOB Gas	Oct-25	145,027,524	1.80%	330,583
1,444	Heating Oil	Oct-25	144,669,476	1.79%	78,373
125,677,086	U.S. Treasury Bill	Sep-25	124,837,028	1.55%	(9,532)
(6,501)	SGX Iron Ore 62%	Sep-25	(60,656,118)	1.35%	(553,687)
109,284,423	U.S. Treasury Bill	Oct-25	108,135,476	1.34%	(6,721)
314	CMX Gold	Dec-25	105,802,592	1.31%	(142,431)
1,461	CME Crude Oil	Oct-25	95,698,466	1.19%	300,161
1,241	IPE Brent Crude Oil	Oct-25	85,442,523	1.06%	275,943
81,963,317	U.S. Treasury Bill	Oct-25	81,167,647	1.01%	(5,857)
79,231,207	U.S. Treasury Bill	Aug-25	78,979,915	0.98%	(6,059)
1,042	ICE LS GasOil	Oct-25	71,878,926	0.89%	81,963
71,034,875	U.S. Treasury Note	Nov-25	71,055,543	0.88%	10,151
(1,118)	CME Soybeans	Nov-25	(56,998,950)	0.71%	57,069
56,550,786	U.S. Treasury Bill	Oct-25	56,053,350	0.69%	- ^
542	LME Aluminum US	Sep-25	35,596,187	0.67%	(108,247)
574	NYM RBOB Gas	Aug-25	51,591,548	0.64%	58,551
448	Heating Oil	Aug-25	45,470,539	0.56%	103,454
45,762,852	U.S. Treasury Bill	Oct-25	45,244,425	0.56%	(1,233)
29,272,613	U.S. Treasury Bill	Oct-25	29,003,491	0.36%	- ^
22,930,214	U.S. Treasury Bill	Nov-25	22,643,147	0.28%	- ^
22,442,337	U.S. Treasury Bill	Sep-25	22,326,171	0.28%	- ^
624	NYM Natural Gas	Aug-25	21,278,624	0.26%	(97,712)
146	ICE US Coffee	Sep-25	16,107,731	0.20%	(5,013)
580	CBT Corn	Dec-25	12,483,343	0.18%	(19,978)
14,275,278	U.S. Treasury Bill	Nov-25	14,090,824	0.17%	- ^
13,660,553	U.S. Treasury Bill	Aug-25	13,605,926	0.17%	(236)
13,465,402	U.S. Treasury Bill	Sep-25	13,398,447	0.17%	25,731
11,709,045	U.S. Treasury Bill	Oct-25	11,605,930	0.14%	20,494
8,781,784	U.S. Treasury Bill	Oct-25	8,711,602	0.11%	16,205
125	CME Crude Oil	Aug-25	8,409,749	0.10%	18,061
100	ICE US Cocoa	Sep-25	8,071,338	0.10%	(58,935)
7,692,843	U.S. Treasury Bill	Oct-25	7,635,932	0.09%	7,659
7,610,879	U.S. Treasury Bill	Nov-25	7,612,024	0.09%	(10,996)
	Other Underlying Index Components		39,517,061	0.58%	(32,812)
					$486,391

^	Less than $1 US Dollar

See accompanying notes to consolidated financial statements.

The Arrow Funds

CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES

July 31, 2025

	Arrow DWA Tactical: Balanced Fund	Arrow DWA Tactical: Macro Fund	Arrow Managed Futures Strategy Fund
ASSETS
Investment securities:
Unaffiliated companies, At cost	$24,686,633	$27,835,935	$191,188,083
Affiliated companies, At cost	313,545	3,952,347	40,605,368
Investments, At cost	$25,000,178	$31,788,282	$231,793,451
Unaffiliated companies, At value	$25,069,882	$32,252,119	$161,794,670
Affiliated companies, At value	312,944	4,082,914	40,632,347
Investments, At value	$25,382,826	$36,335,033	$202,427,017
Deposits with brokers:
Futures - Goldman Sachs & Co. LLC	747,311	2,585,398	-
Options - Goldman Sachs & Co. LLC	193,622	685,823	-
Unrealized appreciation on futures contracts	23,657	375,935	-
Receivable for securities sold	2,010,512	-	-
Receivable for Fund shares sold	-	-	34,226
Dividends and interest receivable	11,771	27,675	350,730
Prepaid expenses and other assets	33,120	53,799	100,205
TOTAL ASSETS	28,402,819	40,063,663	202,912,178

LIABILITIES
Payable for investments purchased	1,897,333	-	-
Investment advisory fees payable	18,850	28,561	150,268
Payable for fund shares repurchased	-	14,824	32,686
Payable to related parties	21,593	23,652	109,857
Distribution (12b-1) fees payable	-	3,065	5,888
Accrued expenses and other liabilities	41,131	44,864	80,186
TOTAL LIABILITIES	1,978,907	114,966	378,885
NET ASSETS	$26,423,912	$39,948,697	$202,533,293

Net Assets Consist Of:
Paid in capital	$23,726,603	$31,321,553	$233,604,488
Accumulated earnings (deficit)	2,697,309	8,627,144	(31,071,195)
NET ASSETS	$26,423,912	$39,948,697	$202,533,293

See accompanying notes to consolidated financial statements.

The Arrow Funds

CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES (Continued)

July 31, 2025

	Arrow DWA Tactical: Balanced Fund		Arrow DWA Tactical: Macro Fund	Arrow Managed Futures Strategy Fund
Net Asset Value Per Share:
Class A Shares:
Net Assets	$21,305,370		$23,623,749	$19,946,216
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1,793,211		2,320,413	4,011,714
Net asset value
(Net assets ÷ Shares outstanding), and redemption price per share (a)	$11.88		$10.18	$4.97
Maximum offering price per share (maximum sales charges of 5.75%) (b)	$12.60		$10.80	$5.27

Class C Shares:
Net Assets	$1,434,329		$1,573,892	$1,140,700
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	135,973		175,804	257,132
Net asset value
(Net assets ÷ Shares outstanding), offering price and redemption price per share (a)	$10.55		$8.95	$4.44

Institutional Class Shares:
Net Assets	$3,684,213		$14,751,056	$181,446,377
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	302,355		1,428,649	35,667,294
Net asset value
(Net assets ÷ Shares outstanding), offering price and redemption price per share (a)	$12.19	(c)	$10.33	$5.09

(a)	For each of the Funds redemptions of shares held less than 30 days may be assessed a redemption fee of 1.00%.
(b)	For certain purchases of $1 million or more, a 1% contingent deferred sales charge may apply to redemptions made within 18 months of purchase, where the maximum sales charge of 5.75% is waived at the time of purchase.
(c)	The NAV shown above differs from the traded NAV on July 31, 2025 due to financial statement rounding and/or financial statement adjustments.

See accompanying notes to consolidated financial statements.

The Arrow Funds

CONSOLIDATED STATEMENTS OF OPERATIONS

For the Year Ended July 31, 2025

	Arrow DWA Tactical: Balanced Fund	Arrow DWA Tactical: Macro Fund	Arrow Managed Futures Strategy Fund
INVESTMENT INCOME
Dividends from unaffiliated companies	$632,309	$762,562	$5,313,391
Dividends from affiliated companies	56,758	62,826	1,828,922
Interest	14,278	80,230	-
Less: Withholding tax	(1,374)	(25,303)	-
TOTAL INVESTMENT INCOME	701,971	880,315	7,142,313

EXPENSES
Investment advisory fees	256,191	361,987	1,760,266
Distribution (12b-1) fees, Class A	56,401	59,795	61,629
Distribution (12b-1) fees, Class C	20,308	18,795	18,720
Administrative services fees	54,693	52,138	236,548
Registration fees	42,739	55,249	84,768
Professional fees	40,484	44,367	100,793
Transfer agent fees	27,970	32,754	125,509
Third party administrative servicing fees	22,056	28,932	152,028
Custodian fees	15,382	8,975	27,104
Accounting services fees	14,403	13,929	106,812
Trustees’ fees and expenses	8,354	8,331	8,354
Printing and postage expenses	6,576	6,576	16,807
Compliance officer fees	2,144	2,842	18,962
Insurance expense	1,644	2,237	10,522
Other expenses	2,659	2,659	2,809
TOTAL EXPENSES	572,004	699,566	2,731,631
Less: Fees waived	(2,427)	-	(20,324)
NET EXPENSES	569,577	699,566	2,711,307

NET INVESTMENT INCOME	132,394	180,749	4,431,006

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain/(loss) from:
Securities, unaffiliated companies	1,707,988	4,839,081	(788,272)
Securities, affiliated companies	(7,507)	-	-
Securities, affiliated companies In-kind transactions	1,139,717	-	-
Futures contracts	533,017	1,218,292	-
Swap contracts	(226,465)	-	(6,526,747)
Written options	(78,470)	(206,387)	-
	3,068,280	5,850,986	(7,315,019)
Net change in unrealized appreciation/(depreciation) of:
Securities, unaffiliated companies	(1,989,103)	(2,324,514)	(29,393,413)
Securities, affiliated companies	(635,374)	130,567	(33,200)
Futures contracts	7,977	492,865	-
Swap contracts	24,581	-	(253,220)
Written Options	(7,200)	(18,000)	-
	(2,599,119)	(1,719,082)	(29,679,833)

NET REALIZED AND UNREALIZED GAIN (LOSS)	469,161	4,131,904	(36,994,852)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$601,555	$4,312,653	$(32,563,846)

See accompanying notes to consolidated financial statements.

Arrow DWA Tactical: Balanced Fund

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended July 31, 2025	For the Year Ended July 31, 2024
FROM OPERATIONS
Net investment income	$132,394	$409,298
Net realized gain from securities, futures contracts, written options and swap contracts	3,068,280	224,447
Net change in unrealized appreciation (depreciation) of securities, futures contracts, written options and swap contracts	(2,599,119)	1,302,257
Net increase in net assets resulting from operations	601,555	1,936,002

DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid:
Class A	(29,429)	(1,067,233)
Class C	-	(93,882)
Institutional Class	(16,021)	(277,958)
Net decrease in net assets from distributions to shareholders	(45,450)	(1,439,073)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	292,511	1,298,733
Class C	60,934	26,668
Institutional Class	826,070	433,674
Net asset value of shares issued in reinvestment of distributions:
Class A	27,578	981,697
Class C	-	91,429
Institutional Class	14,336	261,293
Redemption fee proceeds:
Class A	-	1
Payments for shares redeemed:
Class A	(4,269,441)	(4,378,661)
Class C	(1,360,980)	(1,765,962)
Institutional Class	(1,518,836)	(3,955,223)
Net decrease in net assets from shares of beneficial interest	(5,927,828)	(7,006,351)

TOTAL DECREASE IN NET ASSETS	(5,371,723)	(6,509,422)

NET ASSETS
Beginning of Year	31,795,635	38,305,057
End of Year	$26,423,912	$31,795,635

See accompanying notes to consolidated financial statements.

Arrow DWA Tactical: Balanced Fund

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the Year Ended July 31, 2025	For the Year Ended July 31, 2024
SHARE ACTIVITY - Class A
Shares Sold	25,357	117,264
Shares Reinvested	2,377	90,646
Shares Redeemed	(367,807)	(392,766)
Net decrease in shares of beneficial interest outstanding	(340,073)	(184,856)

SHARE ACTIVITY - Class C
Shares Sold	5,826	2,655
Shares Reinvested	-	9,406
Shares Redeemed	(131,812)	(179,146)
Net decrease in shares of beneficial interest outstanding	(125,986)	(167,085)

SHARE ACTIVITY - Institutional Class
Shares Sold	68,921	37,923
Shares Reinvested	1,207	23,561
Shares Redeemed	(127,382)	(350,436)
Net decrease in shares of beneficial interest outstanding	(57,254)	(288,952)

See accompanying notes to consolidated financial statements.

Arrow DWA Tactical: Macro Fund

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended July 31, 2025	For the Year Ended July 31, 2024
FROM OPERATIONS
Net investment income (loss)	$180,749	$(125,202)
Net realized gain (loss) from securities, futures contracts and written options	5,850,986	(2,245,550)
Net change in unrealized appreciation (depreciation) of securities, futures contracts and written options	(1,719,082)	3,744,763
Net increase in net assets resulting from operations	4,312,653	1,374,011

DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid:
Class A	-	(343,238)
Class C	-	(5,558)
Institutional Class	-	(265,581)
Net decrease in net assets from distributions to shareholders	-	(614,377)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	889,620	875,610
Class C	23,243	18,900
Institutional Class	1,553,738	1,992,386
Net asset value of shares issued in reinvestment of distributions:
Class A	-	319,433
Class C	-	5,363
Institutional Class	-	240,595
Redemption fee proceeds:
Class A	28	-
Class C	-	-
Institutional Class	6	93
Payments for shares redeemed:
Class A	(4,578,184)	(6,827,922)
Class C	(894,971)	(1,946,207)
Institutional Class	(2,540,566)	(16,136,486)
Net decrease in net assets from shares of beneficial interest	(5,547,086)	(21,458,235)

TOTAL DECREASE IN NET ASSETS	(1,234,433)	(20,698,601)

NET ASSETS
Beginning of Year	41,183,130	61,881,731
End of Year	$39,948,697	$41,183,130

See accompanying notes to consolidated financial statements.

Arrow DWA Tactical: Macro Fund

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the Year Ended July 31, 2025	For the Year Ended July 31, 2024
SHARE ACTIVITY - Class A
Shares Sold	93,021	102,690
Shares Reinvested	-	38,118
Shares Redeemed	(477,369)	(801,431)
Net decrease in shares of beneficial interest outstanding	(384,348)	(660,623)

SHARE ACTIVITY - Class C
Shares Sold	2,753	2,523
Shares Reinvested	-	719
Shares Redeemed	(105,175)	(257,055)
Net decrease in shares of beneficial interest outstanding	(102,422)	(253,813)

SHARE ACTIVITY - Institutional Class
Shares Sold	159,487	231,612
Shares Reinvested	-	28,405
Shares Redeemed	(264,909)	(1,904,122)
Net decrease in shares of beneficial interest outstanding	(105,422)	(1,644,105)

See accompanying notes to consolidated financial statements.

Arrow Managed Futures Strategy Fund

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended July 31, 2025	For the Year Ended July 31, 2024
FROM OPERATIONS
Net investment income	$4,431,006	$7,672,905
Net realized loss from securities and swap contracts	(7,315,019)	(20,472,197)
Net change in unrealized depreciation of securities and swap contracts	(29,679,833)	(2,089,814)
Net decrease in net assets resulting from operations	(32,563,846)	(14,889,106)

DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid:
Class A	-	(3,294,010)
Class C	-	(340,303)
Institutional Class	-	(13,081,987)
Net decrease in net assets from distributions to shareholders	-	(16,716,300)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	7,318,789	17,965,862
Class C	292,390	1,525,230
Institutional Class	61,335,095	80,745,810
Net asset value of shares issued in reinvestment of distributions:
Class A	-	3,137,937
Class C	-	322,395
Institutional Class	-	12,473,367
Redemption fee proceeds:
Class A	1,900	23,835
Class C	48	251
Institutional Class	2,633	2,131
Payments for shares redeemed:
Class A	(11,729,880)	(22,962,596)
Class C	(1,307,322)	(2,300,014)
Institutional Class	(30,343,629)	(39,683,933)
Net increase in net assets from shares of beneficial interest	25,570,024	51,250,275

TOTAL INCREASE (DECREASE) IN NET ASSETS	(6,993,822)	19,644,869

NET ASSETS
Beginning of Year	209,527,115	189,882,246
End of Year	$202,533,293	$209,527,115

See accompanying notes to consolidated financial statements.

Arrow Managed Futures Strategy Fund

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the Year Ended July 31, 2025	For the Year Ended July 31, 2024
SHARE ACTIVITY - Class A
Shares Sold	1,359,765	2,800,702
Shares Reinvested	-	532,757
Shares Redeemed	(2,194,219)	(3,709,820)
Net decrease in shares of beneficial interest outstanding	(834,454)	(376,361)

SHARE ACTIVITY - Class C
Shares Sold	58,778	259,131
Shares Reinvested	-	60,487
Shares Redeemed	(275,121)	(418,174)
Net decrease in shares of beneficial interest outstanding	(216,343)	(98,556)

SHARE ACTIVITY - Institutional Class
Shares Sold	11,150,994	13,013,614
Shares Reinvested	-	2,075,435
Shares Redeemed	(5,418,246)	(6,196,335)
Net increase in shares of beneficial interest outstanding	5,732,748	8,892,714

See accompanying notes to consolidated financial statements.

Arrow DWA Tactical: Balanced Fund

CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

Class A Shares	Year Ended July 31, 2025	Year Ended July 31, 2024	Year Ended July 31, 2023	Year Ended July 31, 2022		Year Ended July 31, 2021
Net asset value, beginning of year	$11.62	$11.38	$11.90	$13.25		$12.92
Activity from investment operations:
Net investment income (loss) (1)	0.06	0.14	0.09	(0.00	)(7)	(0.10)
Net realized and unrealized gain (loss) on investments	0.22	0.58	0.07	(0.73)		1.92
Total from investment operations	0.28	0.72	0.16	(0.73)		1.82
Paid-in-capital from redemption fees	-	0.00 (3)	0.00 (3)	0.00	(3)	0.00 (3)
Less distributions from:
Net investment income	(0.02)	(0.48)	(0.31)	-		(0.03)
Net realized gains	-	-	(0.37)	(0.62)		(1.46)
Total distributions	(0.02)	(0.48)	(0.68)	(0.62)		(1.49)
Net asset value, end of year	$11.88	$11.62	$11.38	$11.90		$13.25
Total return (2)	2.37%	6.64%	1.37%	(5.76)%		14.81%
Net assets, end of year (000s)	$21,305	$24,790	$26,386	$28,725		$33,420

Ratio of gross expenses to average net assets (4)(6)	1.99%	1.93%	1.85%	1.85%		1.86%
Ratio of net expenses to average net assets (4)	1.98%	1.92%	1.84%	1.84%		1.85%
Ratio of net investment income (loss) to average net assets (4)(5)	0.48%	1.25%	0.89%	(0.03)%		(0.76)%
Portfolio Turnover Rate	106%	135%	149%	122%		112%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.
(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees.
(3)	Amount represents less than $0.01 per share.
(4)	Does not include the expenses of other investment companies in which the Fund invests.
(5)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
(6)	Represents the ratio of expenses to average net assets absent fee waiver and/or expense reimbursements by Arrow Investment Advisors, LLC.
(7)	Amount represents greater than $(0.01) per share.

See accompanying notes to consolidated financial statements.

Arrow DWA Tactical: Balanced Fund

CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

Class C Shares	Year Ended July 31, 2025		Year Ended July 31, 2024	Year Ended July 31, 2023		Year Ended July 31, 2022		Year Ended July 31, 2021
Net asset value, beginning of year	$10.38		$10.15	$10.64		$12.01		$11.89
Activity from investment operations:
Net investment income (loss) (1)	(0.02	)(8)	0.05	0.01		(0.09)		(0.17)
Net realized and unrealized gain (loss) on investments	0.19		0.52	0.07		(0.66)		1.75
Total from investment operations	0.17		0.57	0.08		(0.75)		1.58
Paid-in-capital from redemption fees	-		-	-		0.00	(3)	0.00 (3)
Less distributions from:
Net investment income	-		(0.34)	(0.20)		-		-
Net realized gains	-		-	(0.37)		(0.62)		(1.46)
Total distributions	-		(0.34)	(0.57)		(0.62)		(1.46)
Net asset value, end of year	$10.55		$10.38	$10.15		$10.64		$12.01
Total return (2)	1.64%		5.81%	0.69	%(7)	(6.55	)%(7)	14.04%
Net assets, end of year (000s)	$1,434		$2,719	$4,354		$5,650		$8,150

Ratio of gross expenses to average net assets (4)(6)	2.74%		2.68%	2.60%		2.60%		2.61%
Ratio of net expenses to average net assets (4)	2.73%		2.67%	2.59%		2.59%		2.60%
Ratio of net investment income (loss) to average net assets (4)(5)	(0.26)%		0.50%	0.14%		(0.80)%		(1.51)%
Portfolio Turnover Rate	106%		135%	149%		122%		112%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.
(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees.
(3)	Amount represents less than $0.01 per share.
(4)	Does not include the expenses of other investment companies in which the Fund invests.
(5)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
(6)	Represents the ratio of expenses to average net assets absent fee waiver and/or expense reimbursements by Arrow Investment Advisors, LLC.
(7)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon the net asset values may differ from the net asset values and returns for shareholder transactions.
(8)	Net investment income (loss) on investments per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not accord with the aggregate gains and losses in the Consolidated Statements of Operations due to share transactions for the year.

See accompanying notes to consolidated financial statements.

Arrow DWA Tactical: Balanced Fund

CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

Institutional Class Shares	Year Ended July 31, 2025		Year Ended July 31, 2024		Year Ended July 31, 2023		Year Ended July 31, 2022		Year Ended July 31, 2021
Net asset value, beginning of year	$11.92		$11.66		$12.18		$13.52		$13.15
Activity from investment operations:
Net investment income (loss) (1)	0.09		0.17		0.13		0.03		(0.07)
Net realized and unrealized gain (loss) on investments	0.23		0.60		0.07		(0.75)		1.96
Total from investment operations	0.32		0.77		0.20		(0.72)		1.89
Paid-in-capital from redemption fees	-		-		0.00	(3)	-		0.00 (3)
Less distributions from:
Net investment income	(0.05)		(0.51)		(0.35)		-		(0.06)
Net realized gains	-		-		(0.37)		(0.62)		(1.46)
Total distributions	(0.05)		(0.51)		(0.72)		(0.62)		(1.52)
Net asset value, end of year	$12.19		$11.92		$11.66		$12.18		$13.52
Total return (2)	2.67	%(7)	6.94	%(7)	1.63	%(7)	(5.57	)%(7)	15.14%
Net assets, end of year (000s)	$3,684		$4,286		$7,565		$8,932		$13,973

Ratio of gross expenses to average net assets (4)(6)	1.74%		1.68%		1.60%		1.61%		1.61%
Ratio of net expenses to average net assets (4)	1.73%		1.67%		1.59%		1.59%		1.59%
Ratio of net investment income (loss) to average net assets (4)(5)	0.74%		1.50%		1.15%		0.20%		(0.51)%
Portfolio Turnover Rate	106%		135%		149%		122%		112%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.
(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees.
(3)	Amount represents less than $0.01 per share.
(4)	Does not include the expenses of other investment companies in which the Fund invests.
(5)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
(6)	Represents the ratio of expenses to average net assets absent fee waiver and/or expense reimbursements by Arrow Investment Advisors, LLC.
(7)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon the net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to consolidated financial statements.

Arrow DWA Tactical: Macro Fund

CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

Class A Shares	Year Ended July 31, 2025	Year Ended July 31, 2024	Year Ended July 31, 2023	Year Ended July 31, 2022	Year Ended July 31, 2021
Net asset value, beginning of year	$9.15	$8.78	$9.55	$10.59	$9.50
Activity from investment operations:
Net investment income (loss) (1)	0.04	(0.03)	0.13	(0.03)	(0.10)
Net realized and unrealized gain (loss) on investments	0.99	0.51	(0.28)	1.05	1.89
Total from investment operations	1.03	0.48	(0.15)	1.02	1.79
Paid-in-capital from redemption fees	0.00 (3)	-	0.00 (3)	0.00 (3)	0.00 (3)
Less distributions from:
Net investment income	-	(0.11)	(0.53)	-	(0.49)
Net realized gains	-	-	(0.09)	(2.06)	(0.21)
Total distributions	-	(0.11)	(0.62)	(2.06)	(0.70)
Net asset value, end of year	$10.18	$9.15	$8.78	$9.55	$10.59
Total return (2)	11.26%	5.61%	(1.39)%	10.87%	19.46%
Net assets, end of year (000s)	$23,624	$24,736	$29,536	$31,558	$27,287

Ratio of gross expenses to average net assets (4)(6)	1.79%	1.84%	1.65%	1.69%	1.83%
Ratio of net expenses to average net assets (4)	1.79%	1.84%	1.65%	1.69%	1.83%
Ratio of net investment income (loss) to average net assets (4)(5)	0.39%	(0.30)%	1.46%	(0.25)%	(0.98)%
Portfolio Turnover Rate	58%	76%	159%	150%	152%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.
(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees.
(3)	Amount represents less than $0.01 per share.
(4)	Does not include the expenses of other investment companies in which the Fund invests.
(5)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
(6)	Represents the ratio of expenses to average net assets absent fee waiver and/or expense reimbursements by Arrow Investment Advisors, LLC.

See accompanying notes to consolidated financial statements.

Arrow DWA Tactical: Macro Fund

CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

Class C Shares	Year Ended July 31, 2025		Year Ended July 31, 2024	Year Ended July 31, 2023	Year Ended July 31, 2022	Year Ended July 31, 2021
Net asset value, beginning of year	$8.10		$7.75	$8.49	$9.70	$8.75
Activity from investment operations:
Net investment income (loss) (1)	(0.04	)(7)	(0.08)	0.05	(0.10)	(0.15)
Net realized and unrealized gain (loss) on investments	0.89		0.44	(0.24)	0.95	1.72
Total from investment operations	0.85		0.36	(0.19)	0.85	1.57
Paid-in-capital from redemption fees	-		-	-	0.00 (3)	0.00 (3)
Less distributions from:
Net investment income	-		(0.01)	(0.46)	-	(0.41)
Net realized gains	-		-	(0.09)	(2.06)	(0.21)
Total distributions	-		(0.01)	(0.55)	(2.06)	(0.62)
Net asset value, end of year	$8.95		$8.10	$7.75	$8.49	$9.70
Total return (2)	10.49%		4.70%	(2.13)%	10.00%	18.51%
Net assets, end of year (000s)	$1,574		$2,254	$4,121	$6,676	$9,047

Ratio of gross expenses to average net assets (4)(6)	2.54%		2.59%	2.40%	2.44%	2.58%
Ratio of net expenses to average net assets (4)	2.54%		2.59%	2.40%	2.43%	2.58%
Ratio of net investment income (loss) to average net assets (4)(5)	(0.36)%		(1.05)%	0.71%	(1.06)%	(1.62)%
Portfolio Turnover Rate	58%		76%	159%	150%	152%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.
(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees.
(3)	Amount represents less than $0.01 per share.
(4)	Does not include the expenses of other investment companies in which the Fund invests.
(5)	Recognition of investment loss by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
(6)	Represents the ratio of expenses to average net assets absent fee waiver and/or expense reimbursements by Arrow Investment Advisors, LLC.
(7)	The amount of net investment income (loss) on investments per share does not accord with the amounts in the Statements of Operations due to the timing of shareholder subscriptions and redemptions relative to fluctuating net asset values during the year.

See accompanying notes to consolidated financial statements.

Arrow DWA Tactical: Macro Fund

CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

Institutional Class Shares	Year Ended July 31, 2025	Year Ended July 31, 2024	Year Ended July 31, 2023	Year Ended July 31, 2022	Year Ended July 31, 2021
Net asset value, beginning of year	$9.25	$8.88	$9.66	$10.66	$9.56
Activity from investment operations:
Net investment income (loss) (1)	0.07	(0.01)	0.15	0.01	(0.07)
Net realized and unrealized gain (loss) on investments	1.01	0.52	(0.28)	1.05	1.89
Total from investment operations	1.08	0.51	(0.13)	1.06	1.82
Paid-in-capital from redemption fees (3)	0.00	0.00	0.00	0.00	0.00
Less distributions from:
Net investment income	-	(0.14)	(0.56)	-	(0.51)
Net realized gains	-	-	(0.09)	(2.06)	(0.21)
Total distributions	-	(0.14)	(0.65)	(2.06)	(0.72)
Net asset value, end of year	$10.33	$9.25	$8.88	$9.66	$10.66
Total return (2)	11.68%	5.84%	(1.24)%	11.20%	19.73%
Net assets, end of year (000s)	$14,751	$14,193	$28,224	$43,333	$17,919

Ratio of gross expenses to average net assets (4)(6)	1.54%	1.59%	1.40%	1.44%	1.58%
Ratio of net expenses to average net assets (4)	1.54%	1.59%	1.40%	1.44%	1.58%
Ratio of net investment income (loss) to average net assets (4)(5)	0.64%	(0.05)%	1.71%	0.09%	(0.65)%
Portfolio Turnover Rate	58%	76%	159%	150%	152%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.
(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees.
(3)	Amount represents less than $0.01 per share.
(4)	Does not include the expenses of other investment companies in which the Fund invests.
(5)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
(6)	Represents the ratio of expenses to average net assets absent fee waiver and/or expense reimbursements by Arrow Investment Advisors, LLC.

See accompanying notes to consolidated financial statements.

Arrow Managed Futures Strategy Fund

CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

Class A Shares	Year Ended July 31, 2025	Year Ended July 31, 2024	Year Ended July 31, 2023		Year Ended July 31, 2022		Year Ended July 31, 2021
Net asset value, beginning of year	$5.85	$6.99	$8.17		$6.33		$5.94
Activity from investment operations:
Net investment income (loss) (1)	0.11	0.24	0.16		(0.09)		(0.09)
Net realized and unrealized gain (loss) on investments	(0.99)	(0.76)	1.41		2.07		0.48
Total from investment operations	(0.88)	(0.52)	1.57		1.98		0.39
Paid-in-capital from redemption fees (3)	0.00	0.00	0.00		0.00		0.00
Less distributions from:
Net investment income	-	(0.62)	(2.75)		(0.14)		-
Total distributions	-	(0.62)	(2.75)		(0.14)		-
Net asset value, end of year	$4.97	$5.85	$6.99		$8.17		$6.33
Total return (2)	(15.04)%	(7.56)%	21.57	%(7)	31.98	%(7)	6.57%
Net assets, end of year (000s)	$19,946	$28,341	$36,498		$20,271		$6,502

Ratio of gross expenses to average net assets (4)(6)	1.53%	1.49%	1.46%		1.55%		1.61%
Ratio of net expenses to average net assets (4)	1.52%	1.47%	1.45%		1.54%		1.59%
Ratio of net investment income (loss) to average net assets (4)(5)	1.92%	3.77%	2.24%		(1.18)%		(1.51)%
Portfolio Turnover Rate	0%	12%	0%		0%		11%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.
(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees.
(3)	Amount represents less than $0.01 per share.
(4)	Does not include the expenses of other investment companies in which the Fund invests.
(5)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
(6)	Represents the ratio of expenses to average net assets absent fee waiver and/or expense reimbursements by Arrow Investment Advisors, LLC.
(7)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon the net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to consolidated financial statements.

Arrow Managed Futures Strategy Fund

CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

Class C Shares	Year Ended July 31, 2025	Year Ended July 31, 2024	Year Ended July 31, 2023		Year Ended July 31, 2022		Year Ended July 31, 2021
Net asset value, beginning of year	$5.26	$6.37	$7.66		$5.93		$5.61
Activity from investment operations:
Net investment income (loss) (1)	0.06	0.17	0.09		(0.14)		(0.13)
Net realized and unrealized gain (loss) on investments	(0.88)	(0.69)	1.30		1.96		0.45
Total from investment operations	(0.82)	(0.52)	1.39		1.82		0.32
Paid-in-capital from redemption fees (3)	0.00	0.00	0.00		0.00		0.00
Less distributions from:
Net investment income	-	(0.59)	(2.68)		(0.09)		-
Total distributions	-	(0.59)	(2.68)		(0.09)		-
Net asset value, end of year	$4.44	$5.26	$6.37		$7.66		$5.93
Total return (2)	(15.59)%	(8.26)%	20.31	%(7)	31.09	%(7)	5.70%
Net assets, end of year (000s)	$1,141	$2,491	$3,646		$3,231		$1,799

Ratio of gross expenses to average net assets (4)(6)	2.28%	2.24%	2.21%		2.29%		2.36%
Ratio of net expenses to average net assets (4)	2.27%	2.22%	2.20%		2.28%		2.34%
Ratio of net investment income (loss) to average net assets (4)(5)	1.17%	3.02%	1.49%		(1.95)%		(2.26)%
Portfolio Turnover Rate	0%	12%	0%		0%		11%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.
(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees.
(3)	Amount represents less than $0.01 per share.
(4)	Does not include the expenses of other investment companies in which the Fund invests.
(5)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
(6)	Represents the ratio of expenses to average net assets absent fee waiver and/or expense reimbursements by Arrow Investment Advisors, LLC.
(7)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon the net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to consolidated financial statements.

Arrow Managed Futures Strategy Fund

CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

Institutional Class Shares	Year Ended July 31, 2025	Year Ended July 31, 2024	Year Ended July 31, 2023		Year Ended July 31, 2022		Year Ended July 31, 2021
Net asset value, beginning of year	$5.97	$7.12	$8.29		$6.42		$6.01
Activity from investment operations:
Net investment income (loss) (1)	0.12	0.25	0.18		(0.07)		(0.08)
Net realized and unrealized gain (loss) on investments	(1.00)	(0.78)	1.41		2.09		0.49
Total from investment operations	(0.88)	(0.53)	1.59		2.02		0.41
Paid-in-capital from redemption fees (3)	0.00	0.00	0.00		0.00		0.00
Less distributions from:
Net investment income	-	(0.62)	(2.76)		(0.15)		-
Total distributions	-	(0.62)	(2.76)		(0.15)		-
Net asset value, end of year	$5.09	$5.97	$7.12		$8.29		$6.42
Total return (2)	(14.74)%	(7.44)%	21.64	%(7)	32.34	%(7)	6.82%
Net assets, end of year (000s)	$181,446	$178,695	$149,738		$108,933		$84,202

Ratio of gross expenses to average net assets (4)(6)	1.28%	1.24%	1.21%		1.29%		1.36%
Ratio of net expenses to average net assets (4)	1.27%	1.22%	1.20%		1.27%		1.34%
Ratio of net investment income (loss) to average net assets (4)(5)	2.17%	4.02%	2.49%		(1.01)%		(1.26)%
Portfolio Turnover Rate	0%	12%	0%		0%		11%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.
(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees.
(3)	Amount represents less than $0.01 per share.
(4)	Does not include the expenses of other investment companies in which the Fund invests.
(5)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
(6)	Represents the ratio of expenses to average net assets absent fee waiver and/or expense reimbursements by Arrow Investment Advisors, LLC.
(7)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon the net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to consolidated financial statements.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

July 31, 2025

1.	ORGANIZATION

The Arrow DWA Tactical: Balanced Fund (“ADTBF”), the Arrow DWA Tactical: Macro Fund (“ADTMF”), and the Arrow Managed Futures Strategy Fund (“AMFSF”) (each a “Fund” and collectively, the “Funds”) are each a series of shares of beneficial interest of Arrow Investments Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on August 2, 2011, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Funds are diversified funds. ADTBF seeks to achieve an appropriate balance between long-term capital appreciation and capital preservation. ADTMF seeks to achieve long-term capital appreciation with capital preservation as a secondary objective. AMFSF seeks long-term capital appreciation and to achieve absolute returns. ADTMF is a “fund of funds”, in that it will generally invest in other investment companies. ADTBF commenced operations on August 8, 2006. ADTMF commenced operations on May 30, 2008. AMFSF commenced operations on April 30, 2010.

The Funds currently offer Class A shares, Class C shares and Institutional Class Shares. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%. Class C and Institutional Class shares are offered at net asset value. Each class of the Fund represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. Each Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”, including FASB Accounting Standards Update (“ASU”) 2013-08.

Operating Segments – The Funds have adopted FASB ASU 2023-07, Segment Reporting (“Topic 280”) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating

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July 31, 2025

decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the portfolio manager and Chief Executive Officer of the Funds. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

Securities valuation – Securities listed on an exchange (including exchange-traded funds (“ETFs”)) are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Options and futures contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported bid price on the valuation date. Index options and options not listed on a security exchange or board of trade shall be valued at the last reported bid price on the valuation date. Swap transactions are valued through an independent pricing service or at fair value based on daily price reporting from the swap counterparty based on a proprietary index. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Valuation of Underlying Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). Underlying open-end funds (other than ETFs) are valued at their respective net asset values as reported by such investment companies. The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the boards of the Underlying Funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount on such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

Exchange-Traded Notes – The Funds may invest in exchange-traded notes (“ETNs”). ETNs are a type of debt security that is linked to the performance of underlying securities. The risks of owning ETNs generally reflect the risks of owning the underlying securities they are designed to track. In addition, ETNs are subject to credit risk generally to the same extent as debt securities.

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July 31, 2025

Exchange-Traded Funds – An ETF is a type of open-end fund, however, unlike a mutual fund, its shares are bought and sold on a securities exchange at market price and only certain financial institutions called authorized participants may buy and redeem shares of the ETF at net asset value. ETF shares can trade at either a premium or discount to net asset value. An ETF, like a mutual fund, is subject to specific risks depending on the type of strategy (actively managed or passively tracking an index) and the composition of its underlying holdings. Investing in an ETF involves substantially the same risks as investing directly in the ETF’s underlying holdings. ETFs pay fees and incur operating expenses, which reduce the total return earned by the ETFs from their underlying holdings. An ETF may not achieve its investment objective or execute its investment strategy effectively, which may adversely affect the Fund’s performance.

In certain circumstances, securities may be valued at their fair value as determined in good faith by Arrow Investment Advisors, LLC (the “Advisor”) as the Board-designated Valuation Designee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Board will review the fair value method in use for securities requiring a fair market value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

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July 31, 2025

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of July 31, 2025, for the Funds’ assets and liabilities measured at fair value:

Arrow DWA Tactical: Balanced Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$7,600,186	$-	$-	$7,600,186
Exchange-Traded Funds	15,311,832	-	-	15,311,832
Short Term Investment	972,637	-	-	972,637
Call Options Purchased	-	1,498,171	-	1,498,171
Open Long Futures Contracts *	23,657	-	-	23,657
Total	$23,908,312	$1,498,171	$-	$25,406,483

Arrow DWA Tactical: Macro Fund

Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$28,498,550	$-	$-	$28,498,550
Short Term Investment	7,836,483	-	-	7,836,483
Open Long Futures Contracts *	375,935	-	-	375,935
Total	$36,710,968	$-	$-	$36,710,968

Arrow Managed Futures Strategy Fund

Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Fund	$40,632,347	$-	$-	$40,632,347
Private Investments **	-	-	-	68,619,277
Short Term Investment	56,643,229	-	-	56,643,229
Call Options Purchased	-	36,532,164	-	36,532,164
Total	$97,275,576	$36,532,164	$-	$202,427,017

The Funds did not hold any Level 3 securities at the end of the year.

*	Derivatives instruments include cumulative net unrealized gain or loss on futures contracts open as of July 31, 2025.
**	Investment valued using the NAV per share practical expedient. In accordance with Topic 820, the investment is excluded from the fair value table.

See Consolidated Schedules of Investments for investments and derivatives segregated by industry, type, and underlying exposure.

Consolidation of Subsidiaries – ADWAB Fund Limited (“ADB-CFC”), ADWAT Fund Limited (“ADT-CFC”), and Arrow MFT Fund Limited (“AMFS-CFC”) – The Consolidated Schedules of Investments, Consolidated Statements of Asset and Liabilities, Consolidated Statements of Operations, Consolidated Statements of Changes in Net Assets and the Consolidated Financial Highlights of ADTBF, ADTMF, and AMFSF include the accounts

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July 31, 2025

of ADB-CFC, ADT-CFC, and AMFS-CFC, respectively, which are wholly-owned and controlled subsidiaries. All inter-company accounts and transactions have been eliminated in consolidation. Each Fund may invest up to 25% of its total assets in a controlled foreign corporation (“CFC”), which acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies.

Each CFC utilizes commodity-based derivative products to facilitate the relevant Fund’s pursuit of its investment objectives. In accordance with its investment objectives and through its exposure to the aforementioned commodity-based derivative products, a Fund may have increased or decreased exposure to one or more of the following risk factors defined below:

Commodity Risk – A Fund’s exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments, commodity-based exchange traded trusts and commodity-based exchange-traded funds and notes may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments.

Credit Risk – There is a risk that issuers and counterparties will not make payments on securities and other investments held by a Fund, resulting in losses to the Fund. In addition, the credit quality of securities held by a Fund may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult for a Fund to sell the security. The Funds may invest, directly or indirectly, in high yield fixed-income securities (also known as “junk bonds”), which are considered speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligations. This means that, compared to issuers of higher rated securities, issuers of medium and lower rated securities are less likely to have the capacity to pay interest and repay principal when due in the event of adverse business, financial or economic conditions and/or may be in default or not current in the payment of interest or principal. The market values of medium- and lower-rated securities tend to be more sensitive to company-specific developments and changes in economic conditions than higher-rated securities. The companies that issue these securities often are highly leveraged, and their ability to service their debt obligations during an economic downturn or periods of rising interest rates may be impaired. In addition, these companies may not have access to more traditional methods of financing, and may be unable to repay debt at maturity by refinancing. The risk of loss due to default in payment of interest or principal by these issuers is significantly greater than with higher-rated securities because medium- and lower-rated securities generally are unsecured and subordinated to senior debt. Default, or the market’s perception that an issuer is likely to default, could reduce the value and liquidity of securities held by a Fund. In addition, default may cause a Fund to incur expenses in seeking recovery of principal or interest on its portfolio holdings.

Derivatives Risk – The Funds may use derivatives (including swaps, structured notes, options, futures, and options on futures) to enhance returns or hedge against market declines. The

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July 31, 2025

Funds’ use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate, or index. These risks could cause a Fund to lose more than the principal amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on a Fund.

Fixed Income Risk – When a Fund invests in fixed income securities, the value of its investments in such securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by a Fund. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by a Fund, possibly causing a Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Market Risk – The net asset value of a Fund will fluctuate based on changes in the value of the individual securities and ETFs in which the Fund invests. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region, or financial market. Securities in a Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate-change and climate-related events, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment.

Portfolio Turnover Risk – Portfolio turnover refers to the rate at which the securities held by a Fund is replaced. The higher the rate, the higher the transactional and brokerage costs associated with the turnover, which may reduce a Fund’s return unless the securities traded can be bought and sold without corresponding commission costs. Active trading of securities may also increase a Fund’s realized capital gains or losses, which may affect the taxes you pay as a Fund shareholder.

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July 31, 2025

Swap Counterparty Credit Risk – Each Fund is subject to credit risk on the amount it expects to receive from swap agreement counterparties. With certain exchange traded credit default swaps, there is minimal counterparty risk to a Fund in that the exchanges clearinghouse, as counter party, guarantees against default.

Taxation Risk – By investing in commodities indirectly through a CFC, a Fund will obtain exposure to the commodities markets within the federal tax requirements that apply to the Fund. However, any income received from a CFC will be passed through to the relevant Fund as ordinary income, which may be taxed at less favorable rates than capital gains.

Wholly-Owned Subsidiary Risk – Each CFC will not be registered under the 1940 Act and will not be subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under which each Fund and CFC, respectively, are organized, could result in the inability of each Fund and/or CFC to operate as described in the Prospectus and could negatively affect each Fund and its shareholders. Your cost of investing in a Fund will be higher because you indirectly bear the expenses of its CFC.

A summary of each Fund’s investments in its respective CFC are as follows:

	Inception Date of CFC	CFC Net Assets at July 31, 2025	% of Total Net Assets at July 31, 2025
ADB-CFC	12/5/2012	$1,997,348	7.56%
ADT-CFC	12/12/2011	3,043,115	7.62%
AMFS-CFC	7/23/2010	41,632,570	20.56%

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts and premiums on debt securities are amortized over their respective lives using the effective interest method, except certain callable debt securities that are held at premium and will be amortized to the earliest call date. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Consolidated Statements of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims, as well as payment history and market convention. The Funds may be subject to foreign taxation related to capital gains on the sale of securities in the foreign jurisdictions in which they invest. When a capital gain tax is determined to apply, the Funds record an estimated deferred tax liability in an amount that may be payable if securities were disposed of on the valuation date.

Dividends and Distributions to Shareholders – ADTBF and ADTMF intend to distribute substantially all of their net investment income at least annually and net capital gain annually.

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AMFSF intends to distribute substantially all of its investment income at least quarterly and net capital gain annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Federal Income Taxes – The Funds comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no provision for federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years July 31, 2022 – July 31, 2024, or expected to be taken in the Funds’ July 31, 2025 tax returns. The Funds identify their major tax jurisdictions as U.S. federal and foreign jurisdictions where the Funds make significant investments. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expenses, in the Consolidated Statements of Operations. For the year ended July 31, 2025, the Funds did not incur any interest or penalties. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

Foreign Currency – The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade. Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities, if any.

Forward Currency Contracts – As foreign securities are purchased, a Fund generally enters into forward currency exchange contracts in order to hedge against foreign currency exchange rate risks. The market value of the contract fluctuates with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by a Fund as an unrealized gain or loss. As foreign securities are sold, a portion of the contract is generally closed and the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses from contract transactions are included as a component of net

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realized gains (losses) from foreign currency transactions in the Consolidated Statements of Operations. There were no forward currency contracts held during the year ended July 31, 2025, for any Fund.

Futures Contracts – Each Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Funds may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, foreign currencies, or commodities. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Funds’ agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If a Fund is unable to liquidate a futures contract and/or enter into an offsetting closing transaction, that Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Each Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Consolidated Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Options Transactions – Each Fund is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against this risk. Each Fund may write call options only if it (i) owns an offsetting position in the underlying security or (ii) has an absolute or immediate right to acquire that security without additional cash consideration or exchange of other securities held in its portfolio.

When a Fund writes a call option, an amount equal to the premium received is included in the Consolidated Statements of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if a Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, a Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option. When a Fund purchases an option, an amount equal to the premium paid by a Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if a Fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a

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put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty credit risk to the Funds since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

ADTBF and AMFSF hold fully funded options with Nomura Securities (Bermuda), Ltd. The options provide exposure to the daily returns of a reference asset on a 1 to 1 basis. The reference assets for the options are Cayman commodity and financial pools engaged in the trading of futures and options on futures. According to the terms of the options, the Advisor may increase or decrease this exposure on a daily basis. ADTBF and AMFSF pay an upfront premium of 1.25% per annum, which is charged based on the contract year. The option contracts were initially entered into as of December 20, 2024, and have a two year valuation period, which may be extended or reduced to zero at any time.

Swap Agreements – The Funds may enter into swap agreements to manage their exposure to various risks. A total rate of return swap agreement is a derivative contract in which one party (the receiver) receives the total return of a specific index or a specific security on a notional amount of principal from a second party (the seller) in return for paying a funding cost, which is usually quoted in relation to the Secured Overnight Financing Rate (“SOFR”). During the life of the agreement, there are periodic exchanges of cash flows in which the index receiver pays the SOFR-based interest on the notional principal amount and receives (or pays if the total return is negative or spreads widen) the index total return on the notional principal amount. A credit default swap is an agreement between a protection buyer and a protection seller whereby the buyer agrees to periodically pay the seller a premium, generally expressed in terms of interest on a notional principal amount, over a specified period in exchange for receiving compensation from the seller when an underlying reference debt obligation or index of reference debt obligations is subject to one or more specified adverse credit events (such as bankruptcy, failure to pay, acceleration of indebtedness, restructuring, or repudiation/ moratorium). A Fund will become a protection seller to take on credit risk in order to earn a premium. A Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Swaps are marked to market based upon quotations from market makers and the change, if any, along with an accrual for periodic payments due or owed is recorded as unrealized gain or loss in the Consolidated Statements of Operations. Net payments on swap agreements are included as part of realized gain/loss in the Consolidated Statements of Operations. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized in the Consolidated Statements of Assets and Liabilities. Such risks include the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, that there may be unfavorable changes in the fluctuation of interest rates or the occurrence of adverse credit events on reference debt obligations.

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July 31, 2025

Derivatives Disclosure

Fair Values of Derivative Instruments in ADTBF as of July 31, 2025:

	Asset Derivatives		Liability Derivatives
Contract Type/ Primary Risk Exposure	Consolidated Statements of Assets and Liabilities	Value	Consolidated Statements of Assets and Liabilities	Value
Call Options Purchased: Commodity Risk	Investment Securities: Unaffiliated companies at value	$906,536	Investment Securities: Unaffiliated companies at value	$-

Call Options Purchased: Financial Risk	Investment Securities: Unaffiliated companies at value	591,635	Investment Securities: Unaffiliated companies at value	-

Futures: Commodity Risk	Unrealized appreciation on futures contracts	23,657	Unrealized depreciation on futures contracts	-
		$1,521,828		$-

Fair Values of Derivative Instruments in ADTMF as of July 31, 2025:

	Asset Derivatives		Liability Derivatives
Contract Type/ Primary Risk Exposure	Consolidated Statements of Assets and Liabilities	Value	Consolidated Statements of Assets and Liabilities	Value
Futures: Commodity Risk	Unrealized appreciation on futures contracts	$375,935		$-
		$375,935		$-

Fair Values of Derivative Instruments in AMFSF as of July 31, 2025:

	Asset Derivatives		Liability Derivatives
Contract Type/ Primary Risk Exposure	Consolidated Statements of Assets and Liabilities	Value	Consolidated Statements of Assets and Liabilities	Value
Call Options Purchased: Commodity Risk	Investment Securities: Unaffiliated companies at value	$36,532,164	Investment Securities: Unaffiliated companies at value	$-
		$36,532,164		$-

The average notional value of the derivative instruments for the year ended July 31, 2025 is disclosed below:

	Average Notional Value
	Long Futures	Purchased Call Options	Purchased Put Options	Written Call Options	Financial Index Swap	Commodity Index Swap
ADTBF	$2,199,993	$2,025,000	$4,564,360	$2,852,725	$1,970,782	$1,628,912
ADTMF	9,676,498	-	11,981,445	7,417,085	-	-
AMFSF	-	30,961,356	-	-	85,555,517	112,390,834

The Arrow Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

July 31, 2025

The effect of Derivative Instruments on the Consolidated Statements of Operations for the year ended July 31, 2025:

ADTBF

Location	Commodity Risk	Financial Risk	Equity Risk	Total
Net realized gain (loss) from:
Futures contracts	$533,017	$-	$-	$533,017
Securities, unaffiliated companies	-	-	(53,930)	(53,930)
Swap contracts	47,838	(274,303)	-	(226,465)
Written Options	-	-	(78,470)	(78,470)
Total net realized gain (loss)	$580,855	$(274,303)	$(132,400)	$174,152

Net change in unrealized appreciation (depreciation) of:
Futures contracts	$7,977	$-	$-	$7,977
Securities, unaffiliated companies	56,036	(582,865)	8,410	(518,419)
Swap contracts	(54,011)	78,592	-	24,581
Written Options	-	-	(7,200)	(7,200)
Total net change in unrealized appreciation	$10,002	$(504,273)	$1,210	$(493,061)

ADTMF

Location	Commodity Risk	Financial Risk	Equity Risk	Total
Net realized gain (loss) from:
Futures contracts	$1,218,292	$-	$-	$1,218,292
Securities, unaffiliated companies	-	-	(148,773)	(148,773)
Written options	-	-	(206,387)	(206,387)
Total net realized gain (loss)	$1,218,292	$-	$(355,160)	$863,132

Net change in unrealized appreciation (depreciation) of:
Futures contracts	$492,865	$-	$-	$492,865
Securities, unaffiliated companies	-	-	22,426	22,426
Written Options	-	-	(18,000)	(18,000)
Total net change in unrealized appreciation	$492,865	$-	$4,426	$497,291

AMFSF

Location	Commodity Risk	Financial Risk	Equity Risk	Total
Net realized gain (loss) from:
Securities, unaffiliated companies	$-	$(788,272)	$-	$(788,272)
Swap contracts	1,960,672	(8,487,419)	-	(6,526,747)
Total net realized gain (loss)	$1,960,672	$(9,275,691)	$-	$(7,315,019)

Net change in unrealized appreciation (depreciation) of:
Securities, unaffiliated companies	$5,570,808	$(34,964,221.00)	$-	$(29,393,413)
Swap contracts	3,317,302	(3,570,522)	-	(253,220)
Total net change in unrealized appreciation (depreciation)	$8,888,110	$(38,534,743)	$-	$(29,646,633)

The Arrow Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

July 31, 2025

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

3.	OFFSETTING OF FINANCIAL ASSETS AND DERIVATIVE ASSETS

Each Fund’s policy is to recognize a net asset or liability in the Consolidated Statements of Assets and Liabilities equal to the unrealized appreciation or depreciation for futures and swaps contracts. During the year ended July 31, 2025, each Fund was subject to a master netting arrangement for the futures and options. The following table shows additional information regarding the offsetting of assets and liabilities at July 31, 2025.

Assets:	Gross Amounts of	Gross Amounts Offset in the Consolidated Statements	Net Amounts of Assets Presented in the Consolidated Statements	Gross Amounts Not Offset in the Consolidated Statements of Assets & Liabilities
	Recognized Assets	of Assets & Liabilities	of Assets & Liabilities	Financial Instruments	Cash Collateral Received/(Pledged)	Net Amount
ADTBF
Future Contracts - Goldman Sachs	$23,657	$-	$23,657	$-	$-	$23,657
Call Options Purchased - Galaxy Plus	1,498,171	-	1,498,171	-	-	1,498,171
Total	$1,521,828	$-	$1,521,828	$-	$-	$1,521,828

ADTMF
Futures Contracts - Goldman Sachs	$375,935	$-	$375,935	$-	$-	$375,935
Total	$375,935	$-	$375,935	$-	$-	$375,935

AMFSF
Call Options Purchased - Galaxy Plus	$36,532,164	$-	$36,532,164	$-	$-	$36,532,164
Total	$36,532,164	$-	$36,532,164	$-	$-	$36,532,164

4.	INVESTMENT TRANSACTIONS

For the year ended July 31, 2025, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments), were as follows:

Fund	Purchases	Sales
ADBF	$26,093,766	$32,355,149
ADTMF	18,629,504	30,719,639
AMFSF	103,583,498	-

The Arrow Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

July 31, 2025

For the year ended July 31, 2025, cost of purchases and proceeds from sales of portfolio securities for in-kind transactions, were as follows:

Fund	Purchases	Sales
ADBF	$4,954,533	$4,967,129
ADTMF	-	-
AMFSF	-	-

5.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The business activities of the Funds are overseen by the Board, which is responsible for the overall management of the Funds. Arrow Investment Advisors, LLC, serves as the Funds’ investment advisor.

Pursuant to an advisory agreement with the Trust, with respect to each Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Funds pay the Advisor a fee, computed and accrued daily and paid monthly, at an annual rate of 0.90% of ADTBF and ADTMF average daily net assets and 0.85% of AMFSF average daily net assets.

Pursuant to an exemptive order, each Fund may invest a portion of its assets in the other funds managed by the Advisor. During the year ended July 31, 2025, ADTBF invested in Arrow DWA Tactical: International ETF (“DWCR”) and Arrow Reserve Capital Management ETF (“ARCM”). ADTMF invested in Arrow Dow Jones Global Yield ETF (“GYLD”), and AMFSF invested in ARCM, which are other funds managed by the Advisor. The Advisor has agreed to waive 0.05% of its advisory fee on the portion of ADTBF’s assets that are invested in ARCM and DWCR and waive 0.05% of its advisory fee on the portion of ADTMF and AMFSF’s assets that are invested in ARCM, respectively. For the year ended July 31, 2025, the Advisor waived $2,427, $0, and $20,324, in fees for ADTBF, ADTMF and AMFSF, respectively, pursuant to its agreement. Fees waived pursuant to this waiver are not subject to recoupment in future periods.

The Board has adopted a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to the Funds. The Plan provides that a monthly service and/or distribution fee is calculated by each Fund at an annual rate of 0.25% of its average daily net assets for Class A and an annual rate of 1.00% of its average daily net assets for Class C and is paid to Archer Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution-related activities or services and-or maintenance of the Funds’ shareholder accounts, not otherwise required to be provided by the Advisor. The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ Class A and Class C shares. The Distributor is an affiliate of the Advisor. For the year ended July 31, 2025, the Distributor received $44,517, of which $6,517 was retained in commissions.

The Arrow Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

July 31, 2025

Ultimus Fund Services, LLC (“UFS”) – UFS provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, each Fund pays UFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of UFS and are not paid any fees directly by the Trust for serving in such capacities.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS, provides EDGAR conversion and filing services as well as print management services for each Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

6.	REDEMPTION FEES

Each Fund may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 30 days. The redemption fee is paid directly to the specific Fund in which the short-term redemption fee occurs. For the year ended July 31, 2025, ADTBF, ADTMF and AMFSF assessed $0, $34, and $4,581 respectively, in redemption fees as disclosed on the Consolidated Statements of Changes.

7.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

ADTBF and AMFSF each invests a portion of its assets in Arrow Reserve Capital Management ETF (“ARCM”), a series of the Trust that is advised by the Advisor. ARCM seeks to preserve capital while maximizing current income. ARCM’s securities valuation policies are similar to the Funds’ policies. Each Fund may sell or redeem its investment in ARCM at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so. The performance of ADTBF and AMFSF is directly affected by the performance of ARCM. The financial statements of ARCM, including the portfolio of investments, can be found at ARCM’s website, www.arrowfunds.com, or the SEC’s website, www.sec.gov, and should be read in conjunction with the Funds’ financial statements. As of July 31, 2025, ADTBF and AMFSF owned 0.7% and 88.2% of ARCM, respectively. As of July 31, 2025, the percentage of ADTBF and AMFSF’s net assets invested in ARCM was 1.2% and 20.1%, respectively.

ADTMF invests a portion of its assets in Arrow Dow Jones Global Yield ETF (“GYLD”) a series of the Trust that is advised by the Advisor. GYLD seeks investment results that generally correspond (before fees and expenses) to the price and yield performance of the Dow Jones Global Yield Index (the “Index”). GYLD’s securities valuation policies are similar to the Funds’ policies. ADTMF may redeem its investment in GYLD at any time if the Advisor determines that it is in the best interest of ADTMF and its shareholders to do so. The performance of ADTMF is directly affected by the performance of GYLD. The financial statements of GYLD, including their portfolios of investments, can be found at the SEC’s website, www.sec.gov, and should be read in conjunction with GYLD’s financial statements. As of July 31, 2025, ADTMF owned 15.2% of GYLD. As of July 31, 2025, the percentage of ADTMF net assets invested in GYLD was 10.2%.

The Arrow Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

July 31, 2025

AMFSF invests a portion of its assets in Galaxy Plus Fund LLC– Dunn Financials Feeder Fund (“Galaxy Plus”). AMFSF may redeem its investment in Galaxy Plus at any time if the Advisor determines that it is in the best interest of AMFSF and its shareholders to do so. The performance of AMFSF is directly affected by the performance of Galaxy Plus. Upon request by an AMFSF shareholder, the Fund will seek to provide the financial statements of Galaxy Plus and these statements should be read in conjunction with AMFSF’s financial statements. As of July 31, 2025, the percentage of AMFSF’s net assets invested in Galaxy Plus was 33.8%.

AMFSF invests a portion of its assets in First American Government Obligations Fund - Class X (“First American”). First American is a series of First American Funds, Inc., which is registered under the 1940 Act as open-end management investment company. AMFSF may redeem its investment in First American at any time if the Advisor determines that it is in the best interest of AMFSF and its shareholders to do so. The performance of AMFSF is directly affected by the performance of First American. The financial statements of First American, including their portfolios of investments, can be found at the SEC’s website, www.sec.gov, and should be read in conjunction with AMFSF’s financial statements. As of July 31, 2025, the percentage of AMFSF’s net assets invested in First American was 28.0%.

8.	INVESTMENTS IN AFFILIATED COMPANIES

An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities or is under common control. Companies which are affiliates of a Fund at July 31, 2025 are noted in the Funds’ Consolidated Schedules of Investments. Transactions during the year ended July 31, 2025, with companies which are affiliates are as follows:

ADTBF
Tickers	Description	Value - Beginning of Year	Purchases	Sales Proceeds	Realized Gain (Loss)	Dividends Credited to Income	Value - End of Year	Net Change in Unrealized Appreciation/ (Depreciation)	Shares - End of Year
ARCM	Arrow Reserve Capital Management ETF	$313,200	$-	$-	$-	$14,086	$312,944	$(256)	3,126

DWCR	Arrow DWA Tactical: International ETF	5,168,518		(5,665,610)	1,132,210	42,672	-	(635,118)	-
		$5,481,718	$-	$(5,665,610)	$1,132,210	$56,758	$312,944	$(635,374)

ADTMF
Tickers	Description	Value - Beginning of Year	Purchases	Sales Proceeds	Realized Gain (Loss)	Dividends Credited to Income	Value - End of Year	Net Change in Unrealized Appreciation/ (Depreciation)	Shares - End of Year
GYLD	Arrow Dow Jones Global Yield ETF	$-	$3,952,347	$-	$-	$62,826	$4,082,914	$130,567	307,217

AMFSF
Tickers	Description	Value - Beginning of Year	Purchases	Sales Proceeds	Realized Gain (Loss)	Dividends Credited to Income	Value - End of Year	Net Change in Unrealized Appreciation/ (Depreciation)	Shares - End of Year
ARCM	Arrow Reserve Capital Management ETF	$40,665,547	$-	$-	$-	$1,828,922	$40,632,347	$(33,200)	405,877

The Arrow Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

July 31, 2025

For the year ended July 31, 2025, there were cross trade transactions executed by the Funds pursuant to procedures adopted by the Board to ensure compliance with Rule 17a-7 under the 1940 Act (the “17a-7 Procedures”). In general, cross trading is the buying or selling of portfolio securities between a Fund and other series of the Trust. The Board determines no less frequently than quarterly that such transactions were effected in compliance with the 17a-7 Procedures.

For the year ended July 31, 2025, pursuant to these Procedures, each Fund’s total cross trades transactions were as follows:

Fund/Ticker	Purchases at Cost	Sales Proceeds	Net Realized Gain/(Loss)
DWCR	$-	$4,954,533	$-
ADTBF	4,954,533	-	-

9.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid for the years ended July 31, 2025, and July 31, 2024, was as follows:

For fiscal year ended 7/31/2025	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total
ADBF	$45,450	$-	$-	$45,450
ADTMF	-	-	-	-
AMFSF	-	-	-	-

For fiscal year ended 7/31/2024	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total
ADBF	$1,439,073	$-	$-	$1,439,073
ADTMF	614,377	-	-	614,377
AMFSF	16,716,300	-	-	16,716,300

As of July 31, 2025, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Post October Loss and Late Year Loss	Capital Loss Carry Forwards	Other Book/Tax Differences	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/(Deficits)
ADBF	$470,514	$1,847,751	$-	$-	$-	$379,044	$2,697,309
ADTMF	1,893,048	2,187,345	-	-	-	4,546,751	8,627,144
AMFSF	-	-	(787,359)	(912,596)	-	(29,371,240)	(31,071,195)

The difference between book basis and tax basis unrealized appreciation (depreciation), accumulated net investment income (loss) and accumulated net realized gain (loss) from investments is primarily attributable to the tax deferral of losses on wash sales.

The Arrow Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

July 31, 2025

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such capital losses as follows:

Post October Losses
ADBF	$-
ADTMF	-
AMFSF	787,359

At July 31, 2025, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains, along with capital loss carry forwards utilized, as follows:

	Short-Term	Long-Term	Total	CLCF UTIILIZED
ADBF	$-	$-	$-	768,660
ADTMF	-	-	-	2,173,369
AMFSF	712,094	200,502	912,596	-

During the fiscal year ended July 31, 2025, permanent book and tax differences are primarily attributable to tax adjustments for realized gain (loss) on in-kind redemptions, the book/tax basis treatment of net operating losses, the Funds’ wholly owned subsidiaries, and the use of earnings and profits distributions to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. The resulting reclassifications for the Funds are as follows:

	Paid In Capital	Accumulated Earnings (Losses)
ADBF	$121,020	$(121,020)
ADTMF	82,058	(82,058)
AMFSF	(7,477,184)	7,477,184

10.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Tax Net Unrealized Appreciation
ADTBF	$25,003,782	$1,271,324	$(892,280)	$379,044
ADTMF	31,788,282	4,567,874	(21,123)	4,546,751
AMFSF	231,798,257	5,597,787	(34,969,027)	(29,371,240)

11.	SUBSEQUENT EVENTS

Subsequent events after the date of the Consolidated Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued.

Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Arrow DWA Tactical: Balanced Fund, Arrow DWA Tactical: Macro Fund and Arrow Managed Futures Strategy Fund and the Board of Trustees of Arrow Investments Trust

Opinion on the Financial Statements

We have audited the accompanying consolidated statements of assets and liabilities, including the consolidated schedules of investments, of Arrow DWA Tactical: Balanced Fund, Arrow DWA Tactical: Macro Fund and Arrow Managed Futures Strategy Fund (the “Funds”), each a series of shares of beneficial interest in Arrow Investments Trust, as of July 31, 2025, the related consolidated statements of operations for the year then ended, the consolidated statements of changes in net assets for each of the two years in the period then ended, the consolidated financial highlights for each of the three years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the consolidated financial position of each of the Funds as of July 31, 2025, the results of their consolidated operations for the year then ended, the consolidated changes in net assets for each of the two years in the period then ended, and the consolidated financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

The Funds’ consolidated financial highlights for the years ended July 31, 2022, and prior, were audited by other auditors whose report dated September 29, 2022, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2025, by correspondence with the custodian, counterparties and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2023.

COHEN & COMPANY, LTD.

Philadelphia, Pennsylvania

September 29, 2025

The Arrow Funds

Additional Information (Unaudited)

July 31, 2025

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-877 -277-6933 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

INVESTMENT ADVISOR

Arrow Investment Advisors, LLC

6100 Chevy Chase Drive, Suite 100

Laurel, MD 20707

ADMINISTRATOR

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7 of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None.

Item 16. Controls and Procedures.

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19. Exhibits.

(a)(1)	Code of Ethics for Principal Executive and Senior Financial Officers. Exhibit 99.CODE

(a)(2)	Not applicable.

(a)(3)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto. Exhibit 99. CERT

(a)(4)	Not applicable.

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Arrow Investments Trust

By (Signature and Title)

/s/ Joseph Barrato
Joseph Barrato, Principal Executive Officer/President

Date	10/8/25

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Joseph Barrato
Joseph Barrato, Principal Executive Officer/President

Date	10/8/25

By (Signature and Title)

/s/ Sam Singh
Sam Singh, Principal Financial Officer/Treasurer

Date	10/8/25